As filed with the Securities and Exchange Commission on December 16, 2006
Registration No. 333-

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.       ☐       Post-Effective Amendment No.       ☐
(Check appropriate box or boxes)
Pacific Select Fund
(Exact Name of Registrant as Specified in Charter)
700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of Principal Executive Offices)                 (Zip Code)
Registrant’s Telephone Number, including Area Code: (949) 219-6767
Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)
Copies to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration statement becomes effective.
It is proposed that this filing will become effective on the thirtieth day after the date upon which it is filed, pursuant to Rule 488 under the Securities Act of 1933.
No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

PACIFIC SELECT FUND
700 Newport Center Drive
Post Office Box 7500
Newport Beach, California 92660
[ ________, 2006]
Dear Variable Contract Owner:
     We are pleased to enclose a Notice of a Special Meeting of Shareholders of Aggressive Growth Portfolio of the Pacific Select Fund (the “Fund”). The meeting is scheduled to be held at the office of Pacific Life Insurance Company (“Pacific Life”), located at 700 Newport Center Drive, Newport Beach, California 92660, at 9:00 a.m. Pacific time, on March 29, 2006.
     The purpose of the meeting is to seek your approval of a reorganization of the Aggressive Growth Portfolio into the Mid-Cap Growth Portfolio, which is another portfolio of the Fund. If approved by shareholders, you would have an interest in the Mid-Cap Growth Portfolio on the date that the reorganization occurs (the “Reorganization”). The Mid-Cap Growth Portfolio is managed by Van Kampen (“Van Kampen”). Its investment goal is to seek long-term growth of capital, and it invests at least 80% of its assets in equity securities of medium-sized companies believed to have above-average growth potential. If the Reorganization is approved, you would have an interest in a larger portfolio with an identical investment objective and similar strategies and a lower advisory fee and expense ratio.
     The accompanying Proxy Statement/Prospectus describes the proposed Reorganization and compares the policies and expenses of the Portfolios for your evaluation.
     The Board of Trustees of the Fund unanimously approved this proposal and recommends that shareholders vote FOR the Reorganization.
     Please take the time to read the Proxy Statement/Prospectus and cast your vote. We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Thomas C. Sutton
Chairman of the Board and
Chief Executive Officer

PACIFIC SELECT FUND
700 Newport Center Drive
Post Office Box 7500
Newport Beach, California 92660
Notice of Special Meeting of Shareholders of
Aggressive Growth Portfolio
[ _______ , 2006]
To the Variable Contract Owners of the Aggressive Growth Portfolio:
     A Special Meeting of Shareholders of the Aggressive Growth Portfolio of the Pacific Select Fund (the “Fund”) is scheduled for March 29, 2006, at 9:00 a.m. Pacific Time at 700 Newport Center Drive, Newport Beach, California 92660, for the following purposes:
1.	To approve a Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Aggressive Growth Portfolio by the Mid-Cap Growth Portfolio; and

2.	To transact such other business as may properly come before the Special Meeting of Shareholders or any adjournments thereof.
     The Board of Trustees of the Fund (the “Board”) has fixed the close of business on January 12, 2006, as the record date for determining shareholders entitled to notice of, and to vote at, the meeting, and any adjournments thereof. Owners of variable life insurance policies and variable annuity contracts having a beneficial interest in the Aggressive Growth Portfolio on the record date are entitled to vote as though they were shareholders. Your attention is called to the accompanying Proxy Statement/Prospectus.
     You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting are requested to complete, sign, and return the enclosed proxy promptly, vote telephonically by calling 1-866-235-4258 or vote on the Internet by logging onto https://vote.proxy-direct.com and following the online instructions. The enclosed proxy is being solicited by the Board.
     Please respond—your vote is important. Whether or not you plan to attend the Meeting, please vote by mail, telephone or Internet. If you vote by mail, only voting instructions received by 8:00 a.m. Eastern time on March 29, 2006, at the address shown on the enclosed postage paid envelope, will be counted. If you vote by telephone or Internet, only votes cast by 8:00 a.m. Eastern time on March 29, 2006, will be counted.

By Order of the Board

Audrey L. Milfs
Secretary

PROXY STATEMENT/PROSPECTUS
SPECIAL MEETING OF SHAREHOLDERS SCHEDULED FOR
March 29, 2006
Pacific Select Fund
700 Newport Center Drive
Post Office Box 7500 9768
Newport Beach, California 92660
Aggressive Growth Portfolio, a portfolio of Pacific Select Fund (the “Fund”)
Relating to the Reorganization into
Mid-Cap Growth Portfolio. a portfolio of the Fund
INTRODUCTION
     This Proxy Statement/Prospectus provides you with information about a proposed transaction. This transaction involves the transfer of all the assets and liabilities of the Aggressive Growth Portfolio to the Mid-Cap Growth Portfolio (each a “Portfolio”) in exchange for shares of the Mid-Cap Growth Portfolio (the “Reorganization”). The Aggressive Growth Portfolio would then distribute to its shareholders their pro rata portion of the shares of the Mid-Cap Growth Portfolio it receives in the Reorganization. The result would be a liquidation of the Aggressive Growth Portfolio. Each shareholder would receive shares of the Mid-Cap Growth Portfolio having an aggregate value equal to the aggregate value of the shares the shareholder held in the Aggressive Growth Portfolio, as of the close of business on the closing date of the Reorganization. You are being asked to vote on the Plan of Reorganization through which these transactions would be accomplished.
     Because you, as an owner of a variable annuity or life insurance policy (“Contract Owner” or “Variable Contract Owner”) with an interest in the Aggressive Growth Portfolio as of the record date, January 12, 2006, are being asked to approve a transaction that will result in your having an interest in the Mid-Cap Growth Portfolio, this Proxy Statement/Prospectus also serves as a Prospectus for the Mid-Cap Growth Portfolio. This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Mid-Cap Growth Portfolio that you should know before investing, including a discussion of the investment objectives, strategies, restrictions and risks of each of the Portfolios. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Fund’s Prospectus and the SAI , each dated May 1, 2005, as supplemented, which are incorporated herein by reference. For more detailed information concerning the proposed transaction, see the Proxy Statement/SAI dated [December        , 2005]. The Fund also provides periodic reports to its shareholders that highlight certain important information about the Fund, including investment results and financial information. The two SAIs, and the annual report for the Fund dated December 31, 2004, and the semi-annual report for the Fund dated June 30, 2005, all of which are incorporated herein by reference, may each be obtained without charge by calling 1-800-722-2333 for variable annuity contract owners,1-800-800-7681 for variable life insurance policy owners, 1-800-748-6907 PL&A’s Annuity Contract Owners and 1-888-595-6997 for PL&A’s Life Insurance Policy Owners. Some of the documents may also be accessed online at www.PacificLife.com.
     The Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, files reports and other information with the Securities and Exchange Commission (“SEC”), including the information discussed above. You can get a copy of such documents by contacting the SEC: by visiting the EDGAR database: www.sec.gov; by writing to SEC Public Reference Section: Washington, D.C. 20549-0102; by email: publicinfo@sec.gov; or by phone: 1-202-942-8090. The SEC may charge you a fee for this information.
The SEC has not approved or disapproved these securities, or determined that this Proxy Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY
     You should read this entire Proxy Statement/Prospectus carefully, including the Appendices, which are also a part of this Proxy Statement/Prospectus. For additional information, you should consult the Fund’s Prospectus and the Plan of Reorganization (the “Plan”) that is attached hereto as Appendix A.
     The Proposed Reorganization. On November 14, 2005, the Board of Trustees of the Fund (the “Board”) approved the Plan. Subject to shareholder approval, the Plan provides for: the transfer of all of the assets of the Aggressive Growth Portfolio to the Mid-Cap Growth Portfolio in exchange for shares of the Mid-Cap Growth Portfolio; the assumption by the Mid-Cap Growth Portfolio of all of the assets and liabilities of the Aggressive Growth Portfolio; and the distribution of the Mid-Cap Growth Portfolio shares to the shareholders of the Aggressive Growth Portfolio in a complete liquidation of the Aggressive Growth Portfolio (together, the “Reorganization”).
     The Reorganization is expected to be effective as of the close of business on April 28, 2006, or on a later date as the parties may agree (the “Closing Date”). As a result of the Reorganization, each shareholder of the Aggressive Growth Portfolio would become a shareholder of the Mid-Cap Growth Portfolio. Each shareholder would have an interest, immediately after the closing of the Reorganization (the “Closing”), in shares of the Mid-Cap Growth Portfolio having an aggregate value equal to the aggregate value of the shares of the Aggressive Growth Portfolio in which that shareholder had an interest as of the close of business on the Closing Date.
     After careful consideration, the Board unanimously approved the proposed Reorganization. The Board recommends that you vote FOR the proposed Reorganization. Approval of the Plan of Reorganization requires the affirmative vote of a majority of the outstanding shares of the Aggressive Growth Portfolio.
     Information comparing the Aggressive Growth Portfolio and the Mid-Cap Growth Portfolio (each generally a “Portfolio, “ and collectively, the “Portfolios”) follows. A few important points to note are:
•	The Portfolios have identical investment goals. Both Portfolios seek long-term growth of capital.

•	The Portfolios have similar investment strategies. The Aggressive Growth Portfolio invests primarily in common stocks of small- and mid-sized growth companies; whereas, the Mid-Cap Portfolio invests at least 80% of its assets in common stocks and other equity securities of companies with medium market capitalization. After the Reorganization, you may have little or no exposure to small cap stocks.

•	The Mid-Cap Growth Portfolio has a lower advisory fee and expense ratio than the Aggressive Growth Portfolio.

•	Both Portfolios have been operational since January 2, 2001. The Mid-Cap Growth Portfolio has outperformed the Aggressive Growth Portfolio in 2001, 2003, 2004 and in 2005 through September 30. The Aggressive Growth Portfolio outperformed the Mid-Cap Growth Portfolio in 2002. The annualized since inception return for the period 2001 thru September 30, 2005 is (5.57%) for the Mid-Cap Growth Portfolio and (2.15%) for the Aggressive Growth Portfolio. (Van Kampen started managing the Mid-Cap Growth Portfolio in May 2003.)

•	The Mid-Cap Growth Portfolio is a larger and more viable portfolio than the Aggressive Growth Portfolio with approximately $223.5 million in net assets versus $78.4 million in net assets as of June 30, 2005. The Aggressive Growth Portfolio has not been successful in attracting significant assets. The Board determined, based on a recommendation from the Fund’s Adviser, that due to the Aggressive Growth Portfolio’s lack of demand, past performance that trailed the benchmark, and the fact that its investment strategy is covered by other portfolios in the Fund, the Portfolio should transfer its assets to the Mid Cap Growth Portfolio, cease operations and liquidate.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES OF THE PORTFOLIOS
The following summarizes the investment objective, strategies and primary management differences between the Aggressive Growth Portfolio and the Mid-Cap Growth Portfolio:

	Aggressive Growth Portfolio	Mid-Cap Growth Portfolio

Investment Adviser	Pacific Life Insurance Company	Pacific Life Insurance Company

Portfolio Manager (Sub-Adviser)	A I M Capital Management, Inc. (“AIM”)	Van Kampen

Persons Responsible for Management	Jay Rushin	Dennis P. Lynch, David S. Cohen and Sam Chainani – members of the Van Kampen’s U.S. Growth Team

Investment Goal	To seek long-term growth of capital.	To seek long-term growth of capital.

Classification	Classified as diversified.	Classified as non-diversified.

Main Investments	Invests primarily in common stocks of small and medium-sized growth companies. The managers focus on companies they believe are likely to benefit from new and innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and those the managers believe have excellent prospects for future growth. The managers normally consider whether to sell a particular security when any of these factors materially change.

The portfolio may invest up to 25% of its assets in equity and/or debt real estate investment trusts, although the manager generally does not expect to invest more than 15% of its assets in these securities at the present time.

The portfolio may also invest up to 25% of its assets in foreign securities (including American Depositary Receipts and European Depositary Receipts).

The portfolio will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of its assets.	Invests under normal circumstances at least 80% of its assets in common stocks and other equity securities of companies with medium market capitalization that the portfolio manager believes have above-average growth potential.

A company’s ‘‘capitalization’’ is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares held by investors. A company is currently considered to be a mid-cap company if, at the time of purchase, the company has a market capitalization (1) between $1 billion and $12 billion or (2) within the range of capitalizations represented in the Russell Midcap Growth Index. The market capitalization range of the Russell Midcap Growth Index will fluctuate with changes in market conditions and changes in composition of the index. As of December 31, 2004, the market capitalization range of the Russell Midcap Growth Index was approximately between $631 million and $33.8 billion. Companies whose market capitalization falls outside the range of the index after purchase continue to be considered medium capitalization companies for purposes of the portfolio’s 80% investment policy.

The manager seeks to invest in companies it believes have (i) consistent or rising earnings growth records, (ii) potential for strong free cash flow, and/or (iii) compelling business strategies. The manager studies company developments, including business strategy and financial results and looks for sustainable earnings and cash flow growth. The manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The portfolio may use derivatives (such as options, futures contracts, and options on futures contracts) to protect against possible adverse changes in the market value of securities held in or to be purchased for the portfolio, protect the portfolio’s unrealized gains, facilitate the sale of certain securities for investment purposes, protect against changes in currency exchange rates, or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The portfolio may also purchase securities on a when-issued or delayed delivery basis.

The portfolio may invest up to 25% of its assets in securities of foreign issuers, including American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and emerging market countries.

Primary Risks	Price volatility Liquidity Foreign investments	Price volatility Foreign investments Emerging countries

Aggressive Growth Portfolio	Mid-Cap Growth Portfolio

Real estate investment trusts (REITs) and real estate operating companies Derivatives, synthetics, forward commitments, repurchase agreements and currency transactions	Derivatives, synthetics, forward commitments, repurchase agreements and currency transactions Non-diversification
Following the Reorganization, and in the ordinary course of managing a portfolio, certain of the holdings of the Aggressive Growth Portfolio transferred to the Mid-Cap Growth Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transactional costs for the Mid-Cap Growth Portfolio.
Comparison of Portfolio Characteristics1
     The following table is intended to help you understand the differences between the two Portfolios. It compares certain characteristics of the Portfolios as of June 30, 2005:

	Aggressive Growth Portfolio		Mid-Cap Growth Portfolio

Net Assets	$78,414,021		$223,489,038
Number of Holdings	117		73
Average Market Capitalization of Holdings[2]	$4.2 billion		$5.1 billion
Portfolio Turnover Rate, Annual	118.9%		61.6%
% of net assets in:
• U.S. Common Stocks	91.86%		89.80%
• Foreign Common Stocks (incl. ADRs)	1.89%		8.46%
• Short-Term Investments	7.30%		2.13%
• Securities Lending Collateral	18.67%		24.21%

Sector Allocation	Consumer Discretionary	29.17%	Consumer Discretionary	44.84%
(as a % of net assets)	Short-Term Investments and Securities Lending
	Collateral.	25.97%	Short-Term Investments and Securities Lending
	Health Care	18.46%	Collateral	26.34%
	Financial Services	15.24%	Health Care	10.69%
	Technology	10.26%	Financial Services	10.40%
	Materials & Processing	5.66%	Technology	7.38%
	Energy	5.49%	Materials & Processing	6.01%
	Producer Durables	5.20%	Autos & Transportation	5.36%
	Consumer Staples	2.01%	Producer Durables	4.33%
	Utilities	1.12%	Utilities	4.00%
	Multi-Industry	0.73%	Integrated Oils	3.78%
	Autos & Transportation	0.41%	Multi-Industry	1.47%

Top 5 Industries	U.S. Treasury Issues – 7.2%		Advertising – 5.2%
(as a % of total investments)	Computer Processing and Data Preparation – 4.9%		Hotels/Motels – 4.2%
	Commercial Banks – 4.7%		Management Consulting Services – 4.2%
	Drilling Oil and Gas Wells – 4.3%		Crude Petroleum and Natural Gas – 3.8%
	Pharmaceutical Preparations – 4.2%		Prepackaged Software – 3.6%

Top 10 Holdings	Investors Financial Services Corp. – 2.3%		The Corporate Executive Board Co. – 4.2%
(as a % of net assets)	Alliance Data Systems Corp. – 2.2%		Ultra Petroleum Corp. – 3.8%
	Univision Communications Inc. ‘A’ – 2.1%		Getty Images Inc. – 2.9%
	Paychex Inc. – 1.7%		NII Holdings Inc. – 2.9%
	Lamar Advertising Co. ‘A’ – 1.5%		Station Casinos Inc. – 2.9%
	Textron Inc. – 1.3%		Chicago Mercantile Exchange Holdings Inc. – 2.7%
	Iron Mountain Inc. – 1.3%		International Game Technology – 2.3%
	CDW Corp. – 1.2%		Crown Castle International Corp. – 2.3%
	Fiserv Inc. – 1.2%		Monster Worldwide Inc. – 2.3%
	Micron Technology Inc. – 1.2%		Federal Home Loan Bank – 2.1%

[1]	The numbers in the table are for comparison purposes only and have not been audited.

[2]	These numbers were provided by each Portfolio’s respective Portfolio Manager and have not been independently verified.
Relative Performance
     Information on the performance of the Portfolio Aggressive Growth and Mid-Cap Growth Portfolio is presented below to help you understand the differences between the Portfolios. The following table shows, for certain periods through September 30, 2005, the annual total return for (a) the Mid-Cap Growth Portfolio, (b) the Aggressive Growth Portfolio, and (c) the Russell Midcap Growth Index. The index currently serves as the benchmark index for each Portfolio, is diversified by industry, and has inherent performance advantages over the Portfolios, since the index has no cash in its portfolio and incurs no transaction or operating expenses. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.

Calendar	Aggressive	Mid-Cap
Year/Period	Growth	Growth	Russell Midcap
Ended[1]	Portfolio[2]	Portfolio[2]	Growth Index[4]
1/1/2005 – 9/30/2005	2.16%	11.71%	8.37%
2004	11.88%	21.59%	15.48%
2003	26.66%	30.39%	42.71%
2002	(22.32)%	(47.03)%	(27.41)%
1/2/2001 – 12/31/2001	(19.78)%	(18.81)%	(20.15)%

Average annual total return
As of December 31, 2004	1 year	Since inception[2]

Aggressive Growth Portfolio[2]	11.88%	(3.06)%
Mid-Cap Growth Portfolio[2,3]	21.59%	(9.13)%
Russell Midcap Growth Index[4]	15.48%	(1.14)%

[1]	Total returns for periods of less than one full year are not annualized.

[2]	The Aggressive Growth Portfolio and the Mid-Cap Growth Portfolio commenced operations on January 2, 2001.

[3]	Van Kampen began managing the portfolio on May 1, 2003. Another firm managed the portfolio before that date.

[4]	The Russell Midcap Growth Index, an index that measures the performance of those securities in the Russell Midcap Index with a higher than average growth forecast. Results include reinvested dividends. Index returns for each of the periods indicated above began January 1st.
Comparison of Investment Risks Involved in Investing in the Portfolios
     The principal risk of investment in either Portfolio is fluctuation in the net asset value of the Portfolio’s shares. Market conditions, financial conditions of issuers represented in the portfolio, and other factors affect such fluctuations.
     The following is a summary of the types of securities in which the Portfolios may invest and strategies the Portfolios may employ in pursuit of their investment objectives. As with any security, an investment in a Portfolio’s shares involves certain risks, including loss of principal. The Portfolios are subject to varying degrees of financial, market and credit risk.
     Both Portfolio may be effected by the following risks, among others.
     Price Volatility. Both Portfolios principally invest in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Large companies tend to have more stable prices than small- or medium-sized companies.

     Small- or medium-sized companies, particularly those in their developmental stages, may have a shorter history of operations, may not have as great an ability to raise capital, may have less evidence that their research and development efforts will result in future growth and may be more susceptible to the underperformance of a sector emphasized by the portfolio and therefore may be riskier and more susceptible to price swings than large companies. They may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers.
     Additionally, companies that managers think have the potential for above average or rapid growth may give a portfolio a higher risk of price volatility than a portfolio that invests principally in equities that are ‘‘undervalued,’’ for example. Investments in over-the-counter stocks, which trade less frequently and in smaller volume than exchange-listed stocks, may have more price volatility than that of exchange-listed stocks, and the investing portfolio may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.
     Portfolios with a small number of holdings may have greater exposure to those holdings, which couldincrease potential price volatility compared to portfolios with a greater number of holdings.
     Foreign Securities. Both of the Portfolios may invest up to 25% of their assets in securities of foreign issuers, including American Depository Receipts, Global Depositary Receipts and European Depository Receipts.
     Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investment.
     Derivatives, Synthetics, Forward Commitments, Repurchase Agreements and Currency Transactions. Both Portfolios utilize derivatives including options and futures contracts that derive their value from the value of an underlying security, group of securities or an index. Synthetics are artificially created by using a collection of other assets whose combined features replicate the economic characteristics of a direct investment. A portfolio’s use of derivatives, synthetics, forward commitments and currency transactions could reduce returns, increase portfolio volatility, may not be liquid, and may not correlate precisely to the underlying securities or index. All of these investments, including repurchase agreements, are particularly sensitive to counterparty risk.
In addition, the Aggressive Growth Portfolio may be affected by the following risks, among others:
     Liquidity. The Aggressive Growth Portfolio invests in common stocks of small- and medium-sized growth companies and the Mid-Cap Growth Portfolio invests primarily in mid-sized companies. Liquidity is the ability to sell securities at about carrying cost within a reasonable time. Investments in smaller companies have a greater risk of being or becoming less liquid than other equity securities, especially when the economy is not robust, during market downturns, or when small-cap stocks are out of favor.
     Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Aggressive Growth Portfolio may invest up to 25% of its assets in equity and/or debt real estate investment trusts. REITs and REOCs expose a portfolio to the risks of the real estate market. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies, competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REITs and REOCs may also be affected by risks similar to those associated with investments in debt securities, including changes in interest rates and the quality of credit extended. REITs and REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments the REIT or REOC holds could reduce the cash flow needed to make distributions to investors.
In addition, the Mid-Cap Growth Portfolio may be affected by the following risk, among others:
     Non-diversification. The Mid-Cap Growth Portfolio is classified as non-diversified. A non-diversified portfolio may invest in securities of a fewer number of issuers than diversified portfolios. This increases the risk that its value could go down because of the poor performance of a single investment or a small number of investments. As a result, the investment performance of a non-diversified portfolio may be more volatile than the investment performance of a diversified portfolio. Despite its non-diversified status, the Mid-Cap Growth Portfolio may nonetheless be managed so that it is highly diversified at the discretion of Van Kampen.
     Emerging Countries. The Mid-Cap Growth Portfolio may invest in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries such as Russia.
COMPARISON OF FEES AND EXPENSES
     The following describes and compares the fees and expenses that shareholders pay in connection with investment in the Portfolios. For further information on the fees and expenses of the Mid-Cap Growth Portfolio, see “Appendix B – Additional Information Regarding the Mid-Cap Growth Portfolio.”
Advisory and Management Fees
     The advisory fee paid by the Mid-Cap Growth Portfolio is 0.10% lower than the fee paid by the Aggressive Growth Portfolio. The Mid-Cap Growth Portfolio pays an advisory fee to Pacific life at an annual rate of 0.90% of the Portfolio’s average daily net assets. The Aggressive Growth Portfolio pays an advisory fee to Pacific Life at an annual rate of 1.00% of the Portfolio’s average daily net assets.
     Effective May 1, 2005, Pacific Life pays a monthly fee to AIM based on an annual percentage of the average daily net assets of the Aggressive Growth Portfolio of 0.50% on the first $50 million; 0.45% on the next $50 million; and 0.40% on the excess.
     Effective May 1, 2003, Pacific Life pays a monthly fee to Van Kampen based on an annual percentage of the combined average daily net assets of the Mid-Cap Growth Portfolio and two other portfolios of the Portfolio for which Van Kampen is the manager in an amount of 0.35% on the first $2 billion; 0.32% on the next $1 billion; and 0.30% on the excess.
     The management (sub-advisory) fees are paid by Pacific Life and not by the Portfolios. The effective sub-advisory fee rate, based on average daily net assets for the year ending December 31, 2004, for AIM was 0.53%; for Van Kampen was 0.35%; and for Van Kampen based on the Mid-Cap Growth pro forma combined Portfolios is 0.35%.
Expense Limitation Arrangement
     Pacific Life has contractually agreed to reduce its investment advisory fees or otherwise reimburse each portfolio for its operating expenses (including organizational expenses, but not including advisory fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains), interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such reduction is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2006. Pacific Life was not required to make any reimbursements to either Portfolio in 2004 under the expense limitation agreement and all reductions or reimbursements have been fully recouped or expired as of December 31, 2004. In 2004, Pacific Life recouped $19,697 from the Aggressive Growth Portfolio and $5,046 from the Mid-Cap Growth Portfolio, for the reimbursement made to the Fund in prior years under the expense limitation agreement. All reductions or reimbursements have been fully recouped or expired as of December 31, 2004. If the Reorganization is approved by shareholders, the Mid-Cap Growth Portfolio will assume any recoupment obligation of the Aggressive Growth Portfolio to Pacific Life, subject to the expense limitation of the Mid-Cap Growth Portfolio.
Expense Table
     The current expenses of each Portfolio and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the table below. Expenses for the Portfolios are based upon the operating expenses incurred for the year ended December 31, 2004. The table does not reflect expenses or charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy (collectively, “Variable Contracts”). Pro forma numbers are estimated in good faith and are hypothetical.
Annual Portfolio Operating Expenses
that are deducted from Portfolio assets
shown as a ratio of expenses to average daily net assets1

	Advisory	Other	Total	Less Adviser’s	Net
Portfolio[2]	Fees	Expenses	Expenses	Reimbursements[3]	Expenses
Aggressive Growth	1.00%	0.11%	1.11%	—	1.11%
Mid-Cap Growth	0.90%	0.06%	0.96%	—	0.96%
Mid-Cap Growth Pro Forma (Combined Portfolios)	0.90%	0.06%[4]	0.96%	—	0.96%

[1]	Effective December 13, 2004, the SEC prohibited the use of brokerage commissions for fund distribution. As a result the Fund eliminated the brokerage enhancement 12b-1 plan effective the close of business December 10, 2004. At the same tie, the Fund entered into directed brokerage agreements for which portions of the brokerage commissions paid by the Fund are recaptured by the Fund. Recaptured commissions may be used to reduce expenses, such as custody fees, that would otherwise be incurred by the Fund. Total adjusted net expenses for these portfolios, after deduction of any offset for custodian credits and recaptured commissions were: Recaptured commissions may be used to reduce expenses, such as custody fees, that would otherwise be incurred by the Fund. The Fund has entered into an arrangement with its custodian under which custodian credits are realized as a result of uninvested cash balances. Total adjusted net expenses for these portfolios, after deduction of any offset for custodian credits and recaptured commissions were: 1.05% for the Aggressive Growth Portfolio, 0.96% for the Mid-Cap Growth Portfolio, and 0.94% for the pro forma combined portfolios for the year ended December 31, 2004.

[2]	Expenses are shown for each Portfolio, and on a pro forma basis, based upon expenses incurred by each Portfolio for the year ended December 31, 2004. These expenses do not reflect charges imposed under the Variable Contracts whose proceeds are invested in the Portfolios.

[3]	To help limit fund expenses, Pacific Life has contractually agreed to reduce its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the Fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such reduction or reimbursement is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2006. In 2004, Pacific Life recouped $19,697 from the Aggressive Growth Portfolio and $5,046 from the Mid-Cap Growth Portfolio, for the reimbursement made to the Fund in prior years under the expense limitation agreement. All reductions or reimbursements have been fully recouped or expired as of December 31, 2004. [4] Other expenses do not include non-recurring reorganization expenses. See notes to pro forma financial statements for details.
Examples
     The examples are intended to help you compare the cost of investing in the Portfolios and in the combined Portfolios on a pro forma basis — assuming the Portfolios have been combined. The examples do not reflect expenses and charges that are, or may be, imposed under your Variable Contract. The examples assume that a shareholder invests $10,000 in each Portfolio and in the surviving Portfolio after the Reorganization for the time periods indicated. The examples also assume that the investment earns a 5% return each year and that each Portfolio’s operating expenses remains the same and both interest and expenses are credited and charged at the end of each month. In calculating the expenses below, total net expenses were used (reflecting the contractual expense cap during the period) and the total expenses thereafter. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, a shareholder would incur the following expenses for each period shown. Because this is an estimate, actual expenses may be higher or lower.

								Mid-Cap Growth Pro Forma:
Aggressive Growth Portfolio				Mid-Cap Growth Portfolio				The Portfolios Combined*
1	3	5	10	1	3	5	10	1	3	5	10
Year	Years	Years	Years	Year	Years	Years	Years	Year	Years	Years	Years
113	353	612	1,352	98	306	531	1,178	98	306	531	1,178

*	Estimated.
INFORMATION ABOUT THE MID-CAP GROWTH PORTFOLIO
Investment Personnel
The Mid-Cap Growth Portfolio is managed by Van Kampen’s U.S. Growth Team. The following individuals are jointly and primarily responsible for the day-to-day management of the Mid-Cap Growth Portfolio:
Dennis P. Lynch, managing director, is the lead portfolio manager. He joined Van Kampen in 1998.
David S. Cohen, managing director, is a co-portfolio manager. He joined Van Kampen in 1993.
Sam Chainani, executive director, is a co-portfolio manager. He joined Van Kampen in 1996.
They are assisted by other members of Van Kampen’s U.S. Growth Team. Members of the team may change from time to time.
With respect to the individuals listed, the Fund’s SAI provides additional information about compensation, other accounts managed and ownership of securities in the Mid-Cap Growth Portfolio.
Performance of the Mid-Cap Growth Portfolio
     The bar chart shows how the Mid-Cap Growth Portfolio’s performance has varied since its inception. The table below the bar chart compares portfolio performance to its benchmark index, the Russell Midcap Growth Index. The index has inherent performance advantages over the Mid-Cap Growth Portfolio since it has no cash and incurs no operating expenses. An investor cannot invest directly in an index. Total returns include reinvestment of dividends and capital gain distributions, if any. Returns do not reflect fees and expenses of any Variable Contract, and would be lower if they did. Past performance is important, but it’s no guarantee of future performance. Performance reflects expense limitations that were in effect during the periods presented. If expense limitations were not in place, the Mid-Cap Growth Portfolio’s performance would have been reduced.
Calendar Year-by-Year Returns (%) of the Mid-Cap Growth Portfolio1
as of December 31 each year
Best and worst quarterly performance during this period:
4th quarter 2001: 27.86%; 2nd quarter 2002: (34.83)%
Average annual total return of the Mid-Cap Growth Portfolio
as of December 31, 20041

		4 Years/
		Since inception
	1 year	(1/2/01)

Mid-Cap Growth Portfolio[1]	21.59%	(9.13)%
Russell Midcap Growth Index[2]	15.48%	(1.14)%

[1]	Van Kampen began managing the portfolio on May 1, 2003. Another firm managed the portfolio before that date.

[2]	The Russell Midcap Growth Index, an index that measures the performance of those securities in the Russell Midcap Index with a higher than average growth forecast. Results include reinvested dividend.
     Additional information about the Mid-Cap Growth Portfolio is included in Appendix B to this Proxy Statement/Prospectus.
The Portfolio Manager’s Discussion of the Mid-Cap Growth Portfolio
Q. How did the portfolio perform over the year ended December 31, 2004?
A. For the year ended December 31, 2004, the Mid-Cap Growth Portfolio returned 21.59%**, compared to a 15.48%* return for its benchmark, the Russell Midcap Growth Index.
Q. Discuss both positive and negative factors that materially affected the portfolio’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.
A. The macroeconomic environment had many peaks and valleys throughout the year. A strong first half was followed by a weak third quarter, then a post-election rally. Gyrating energy prices caused market volatility while the Fed’s interest rate increases were widely anticipated and implemented at a measured pace. Manufacturing activity was strong for the majority of the year and corporate earnings were impressive. The consumer continued to spend, with job prospects the most important determinant of confidence. In terms of the stock market, 2004 can be characterized as a direction-less market in which stock selection determined the fate of investors.
     The portfolio significantly outperformed its benchmark primarily due to stock selection. Sector allocations also added to relative return.
     Stock selection was best in the technology sector, driven primarily by superior selection and underweight allocations versus the benchmark in both software and semiconductors. The portfolio also benefited from superior stock selection among communications technology companies, although the portfolio was underweight versus the benchmark in this strong performing industry.
     Stock selection in the energy sector was also a significant factor in the portfolio’s outperformance for the year, led by a sharp advance in crude oil producers. An overweight position versus the benchmark in the top performing energy sector was also advantageous. Ultra Petroleum Corp. continued to benefit from strong production and reserve growth in its Wyoming operation, high energy prices, and robust earnings reports.
     Strong stock selection and an overweight position versus the benchmark in the consumer discretionary sector also combined for a positive impact on the portfolio’s relative return. Advertising agencies, casino and gambling stocks, hotels/motels, leisure time, commercial services, and toys were among particular areas of strength within the sector, while performance among restaurants and radio and TV broadcasters was weaker.
     Stock selection in the financial services sector also added to relative return, although this was slightly offset by an underweight position versus the benchmark in the sector. Despite the potentially unfavorable environment created by the Fed’s interest rate increases, financial stocks were surprisingly strong performers, outpacing the overall benchmark return. The portfolio primarily benefited from its positioning in the diversified financial services, property and casualty insurance, and securities brokerage and services industries.
     Stock selection and an underweight position versus the benchmark in the producer durables sector also added to relative return. Results among producer durables stocks were supported by wireless tower operators.

     Stock selection and a modest overweight position versus the benchmark in the materials and processing sector also added to the portfolio’s relative return, as did an overweight position in the integrated oils sector, which benefited from higher energy prices throughout much of the year.
     Stock selection in the utilities sector was a significant detractor for the year. Cable television and radio, electrical utilities, and telecommunications were areas of weakness for the portfolio, while an overweight position versus the benchmark in gas distributors was beneficial. An underweight position versus the benchmark in the consumer staples sector was also a modest detractor for the year.
     Our goal at Van Kampen is to hold a portfolio of high quality growth stocks that will perform well regardless of the market environment. We continue to favor companies that have some uniqueness or dynamic competitive advantage in their business model, with a high quality stream of cash flow and earnings growth.

*	All indices are unmanaged. Sources for indices: Lipper Analytical Services, except the Lehman Brothers Global Real: U.S. TIPS Index (Lehman Brothers); Credit Suisse First Boston High Yield Index (Credit Suisse First Boston); and the National Association of Real Estate Investment Trusts (NAREIT) Equity Index (Ibbottson). Due to data limitation, the benchmark since inception return reflects the commencement period from the first calendar day of the month the portfolio commenced its operations.

**	The total return for each portfolio of the Fund includes reinvestment of all dividends and capital gain distributions, if any. The total returns do not include deductions at the separate account or contract level for cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Past performance is not predictive of future performance.

~	Due to data limitation, the benchmark since inception return reflects the commencement period from the first calendar day of the month the portfolio commenced its operations.
INFORMATION ABOUT THE REORGANIZATION
     The Reorganization Plan. The Reorganization Plan involves the transfer of all of the assets and liabilities of the Aggressive Growth Portfolio to the Mid-Cap Growth Portfolio in exchange for shares of the Mid-Cap Growth Portfolio. The Aggressive Growth Portfolio would then distribute to its shareholders their portion of the shares of the Mid-Cap Growth Portfolio it receives in the Reorganization. The result would be a liquidation of the Aggressive Growth Portfolio.
     After the Reorganization, each shareholder of the Aggressive Growth Portfolio will have an interest in shares in the Mid-Cap Growth Portfolio having an aggregate value equal to the aggregate value of shares in the Aggressive Growth Portfolio in which that shareholder had an interest as of the close of business on the business day preceding the Closing as that term is defined in the attached copy of the Plan of Reorganization in Appendix A.
     Until the Closing, shareholders of the Aggressive Growth Portfolio will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests for the redemption of shares of the Mid-Cap Growth Portfolio.
     The obligations of the Portfolios under the Plan are subject to various conditions, including approval of the shareholders of the Aggressive Growth Portfolio. The Plan also requires that each Portfolio take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan. The Plan, and the transactions contemplated under it, may be terminated by resolution of the Board at any time prior to the date of the Closing. For a complete description of the terms and conditions of the Reorganization, see a copy of the Plan in Appendix A.
     Reasons for the Reorganization. The proposed Reorganization was presented to the Board for consideration and approval at a meeting on November 14, 2005. For the reasons discussed below, the Board, including all of the Trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940), unanimously determined that the proposed Reorganization is in the best interests of the Aggressive Growth Portfolio and its shareholders. The Board also determined that the interests of the shareholders of the Aggressive Growth Portfolio will not be diluted as a result of the proposed Reorganization. The Reorganization will allow the Aggressive Growth Portfolio’s shareholders to continue to participate in a professionally managed portfolio that invests at least 80% of its assets in equity securities of companies with medium market capitalization that are believed to have above-average growth potential. As shareholders of the Mid-Cap Growth Portfolio, these shareholders will continue to be able to exchange shares of the Mid-Cap Growth Portfolio into shares of other portfolios offered by the Fund subject to investment options available to them under their applicable Variable Contracts. A list of the current portfolios offered by the Fund is attached as Appendix C.
     Board Consideration. The Board, in recommending the proposed transaction, considered a number of factors, including the following:
•	the small asset size and the slow growth of the Aggressive Growth Portfolio and management’s conclusion that it is unlikely that this Portfolio will grow sufficiently in size to allow the shareholders to achieve economies of scale and lower expense ratios;

•	the potential benefits of the transaction to shareholders of the Aggressive Growth Portfolio, in particular, the 10 basis point reduction in investment advisory fees and the lower expense ratio;

•	the relative past performance of the Aggressive Growth Portfolio as compared to Mid-Cap Growth Portfolio, particularly since Van Kampen began managing the Mid-Cap Growth Portfolio;

•	the similarity of investment goals and strategies of both Portfolios and their common performance benchmark (Russell Mid-Cap Growth Index);

•	the terms and conditions of the Plan;

•	the direct or indirect costs to be incurred by each Portfolio and its respective shareholders in connection with the proposed Reorganization and the willingness of Pacific Life to bear one-half of the expenses of the proposed transaction;

•	whether the Reorganization would dilute the interests of the shareholders of either of the Portfolios (i.e. the separate accounts) or the interests of the owners of the Variable Contract; and

•	the tax consequences of the Reorganization to the Aggressive Growth Portfolio and its shareholders, including the tax-free nature of the transaction.
     The Board also considered the future potential benefits to the investment adviser in that its costs to administer both Portfolios may be reduced if the Reorganization is approved.
     The Board recommends that shareholders of the Aggressive Growth Portfolio approve the Reorganization.
     Tax Considerations. The Reorganization is intended to qualify for Federal income tax purposes as a tax-free transactions under of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, pursuant to this treatment, neither the Aggressive Growth Portfolio, nor its shareholders, nor the Mid-Cap Growth Portfolio, is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Plan. As a condition to the Closing of the Reorganization, the Portfolio will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free transaction for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Fund.
     Expenses of the Reorganization. Pacific Life Insurance Company, investment adviser to the Fund, will bear half the cost of the Reorganization. The Portfolios will bear the other half of the expenses relating to the proposed Reorganization, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the SEC. The Portfolios’ share of the expenses will be split between the two Portfolios equally. The principal solicitation will be by mail, but voting instructions also may be solicited electronically and by telephone. Computershare Fund Services, Inc. has been retained to assist with voting instruction solicitation activities (including assembly and mailing of materials to owners of Variable Contracts).
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS
     Form of Organization. The Mid-Cap Growth Portfolio and the Aggressive Growth Portfolio are each separate portfolios of the Fund, which is a Massachusetts business trust. The Fund also offers other portfolios, which are not involved in the Reorganization. The Fund is governed by its Board of Trustees, which is composed of six Trustees.
     Distributor. Pacific Select Distributors, Inc. (the “Distributor”) whose address is 700 Newport Center Drive, P.O. Box 9000, Newport Beach, CA 92660, is the principal distributor for the Mid-Cap Growth Portfolio and the Aggressive Growth Portfolio.
     Capitalization. The following table shows on an unaudited basis the capitalization of the Aggressive Growth Portfolio and the Mid-Cap Growth Portfolio as of June 30, 2005 and on a pro forma basis as of June 30, 2005, giving effect to the Reorganization.

		Net Asset Value	Shares
	Net Assets	Per Share	Outstanding

Aggressive Growth Portfolio	$78,414,021	$8.77	8,941,452
Mid-Cap Growth Portfolio	$223,489,038	$7.02	31,823,964
Mid-Cap Growth Pro Forma (Combined Portfolios)	$301,903,378	$7.02	42,989,859
     Advisory Fee Reduction Program. Effective May 1, 2005, the Fund entered into an Advisory Fee Reduction Program (Program), which may lower the advisory fee paid to Pacific Life under the investment advisory agreement. Pursuant to this Program, Pacific Life has agreed to waive its advisory fee in an amount equal to 0.00125% of the Fund’s net assets for the period from May 1, 2005 through April 30, 2006. Under this Program, the advisory fee paid to Pacific Life by each Portfolio will be reduced so long as the Fund’s weighted average annual total return, without reflecting fees and expenses, for the most recently completed 10-calendar year period ending December 31st (the Advisory Fee Reduction Performance) exceeds an annual rate of 8.00% (Waiver Threshold). Pursuant to this Program, Pacific Life has agreed to waive 0.00125% of its advisory fee for the period from May 1, 2005 through April 30, 2006 for all portfolios. The Waiver Threshold is an amount intended to reflect performance levels at which Pacific Life realizes economies of scale. These economies of scale would be shared with shareholders under the Program. The Program, which became effective on May 1, 2005, will remain in effect through at least April 30, 2007, after which renewal and the terms of the Program will be reviewed by Pacific Life and the Board, and there can be no assurance that it will be renewed or continued in the current form after that date.
GENERAL INFORMATION ABOUT THE PROXY STATEMENT
     Voting Rights. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of Proxies by the Board. Shares of the Aggressive Growth Portfolio entitle their holders to one vote for each share held, and a proportionate fraction of a vote for each fraction of a share held. Shares have noncumulative voting rights. The Aggressive Growth Portfolio is not required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing trustees, changing fundamental policies or approving an investment advisory agreement. You may vote by mail, telephone, Internet or in person. If you vote by mail, your proxy card must be received at the address noted on the reply envelope by 8:00 a.m. Eastern time on March 29, 2006. If you vote by telephone or Internet, you must vote by 8:00 a.m. Eastern time on March 29, 2006. You may also vote by attending the shareholder Meeting.
     A Contract Owner may revoke the accompanying voting instruction at any time prior to its use by filing with Pacific Life or its subsidiary Pacific Life & Annuity Company (“PL&A”), as applicable, a written revocation or duly executed voting instruction bearing a later date. In addition, any Contract Owner who attends the Special Meeting in person may vote by ballot at the Meeting, thereby canceling any voting instruction previously given. The persons named in the accompanying voting instruction will vote as directed by the ballot, but in the absence of voting directions in any properly executed voting instruction that is signed and timely returned, they will vote FOR the Reorganization proposal and may vote in accordance with their best judgment with respect to other matters not now known to the Board that may be presented at the Meeting.

     At the close of business on January 12, 2006 (the “Record Date”) there were [ ] outstanding shares of the Aggressive Growth Portfolio. The shares of the Portfolios are offered as an investment medium for Variable Contracts. Pacific Life and PL&A, are the owners of the Aggressive Growth Portfolio shares underlying the Variable Contracts, but are soliciting voting instructions from Contract Owners having contract value invested in the Aggressive Growth Portfolio (a beneficial interest) as to how the shares will be voted. As of the Record date Pacific Life and PL&A each owned ___% and ___% respectively. As of the Record Date, neither Pacific Life nor PL&A owned beneficially any shares of either Portfolio.
     Approval of the Reorganization requires the affirmative vote of a majority of the outstanding shares of the Aggressive Growth Portfolio. With respect to the Aggressive Growth Portfolio, a majority of the outstanding shares means the lesser of (a) 67% or more of the shares of the Aggressive Growth Portfolio present at the meeting if more than 50% of the outstanding shares of the Aggressive Growth Portfolio are represented in person or by proxy at the meeting; or (b) more than 50% of the shares of the Aggressive Growth Portfolio. The Aggressive Growth Portfolio must have a quorum to conduct its business at the Special Meeting. Holders of 30% of the outstanding shares present in person or by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote, present in person or by proxy, may adjourn the meeting from time to time until a quorum is present. Shares held by shareholders present in person or represented by proxy at the meeting (including Pacific Life and PL&A) will be counted both for the purpose of determining the presence of a quorum and for calculating the votes cast on any proposal before the meeting. Since Pacific Life and PL&A are the owners of record of all of the outstanding shares of the Financial Services Portfolio, it is anticipated that a quorum will be present at the meeting.
     Pacific Life and PL&A (each a “PL Insurer”) will each vote shares of the Portfolio held by each of their respective separate accounts that fund the Variable Contracts in accordance with instructions received from Variable Contract Owners. Each PL Insurer will also vote shares of the Portfolio held in each such separate account for which it has not received timely instructions, in the same proportion as it votes shares held by that separate account for which it has received instructions. Each PL Insurer will vote any shares held by any of its separate accounts for which no voting instructions are received in the same proportion as other votes cast by all of its separate accounts in the aggregate. Shareholders and Variable Contract Owners permitted to give instructions, and the number of shares for which such instruction may be given for purposes of voting at the meeting and any adjournments thereof, will be determined as of the Record Date.
     To the knowledge of the Fund, as of December 16, 2005, no current trustee or officer of the Fund owned or had interests in 1% or more of the outstanding shares of either Portfolio and the officers and trustees, as a group, owned or had interests less than 1% of the shares of either Portfolio.
     Other Matters to Come Before the Meeting. The Fund does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Meeting, the proxy holders will vote thereon in accordance with their best judgment.
     Shareholder Proposals. The Fund is not required to hold regular annual meetings and to minimize costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by its management. Therefore it is not practicable to specify a date by which Shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.
     Reports to Shareholders. The Fund’s Prospectus and SAI, each dated May 1, 2005, as supplemented, the Fund’s Annual Report dated December 31, 2004, and semi-annual report dated June 30, 2005 regarding the Mid- Cap Growth Portfolio are available upon request. Requests for these documents should be directed to Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660 or at:
Pacific Life’s Annuity Contract Owners:    1-800-722-2333
Pacific Life’s Insurance Policy Owners:     1-800-800-7681
PL&A’s Annuity Contract Owners:            1-800-748-6907
PL&A’s Life Insurance Policy Owners:     1-888-595-6997

     Statement of Additional Information. The SAI to this Proxy Statement/Prospectus contains financial information on the Mid-Cap Growth Portfolio, Aggressive Growth Portfolio and the combined Portfolios on a pro forma basis. The SAI is considered a part of this document because it is incorporated by reference.
     PLEASE TAKE A FEW MOMENTS TO COMPLETE YOUR VOTING INSTRUCTION. YOU MAY DO SO EITHER BY TELEPHONE, INTERNET OR BY MAIL. IF YOU VOTE BY MAIL, ONLY SIGNED AND DATED VOTING INSTRUCTIONS RECEIVED BY 8:00 A.M. EASTERN TIME ON MARCH, 2006, AT THE ADDRESS SHOWN ON THE ENCLOSED POSTAGE PAID ENVELOPE, WILL BE COUNTED. IF YOU VOTE BY TELEPHONE OR INTERNET, ONLY VOTES CAST BY 8:00 A.M. EASTERN TIME ON MARCH, 2006, WILL BE COUNTED.

Audrey L. Milfs, Secretary
[ _____ , 2006]
700 Newport Center Drive
Newport Beach, California 92660

APPENDIX A
PLAN OF REORGANIZATION
     THIS PLAN OF REORGANIZATION (the “Plan”) is adopted on this [INSERT DATE], by the Pacific Select Fund (the “Fund”), a Massachusetts business trust, with its principal place of business at 700 Newport Center Drive, Newport Beach, California 92660, on behalf of the Mid-Cap Growth Portfolio (the “Surviving Portfolio”), a separate series of the Fund, and the Aggressive Growth Portfolio (the “Acquired Portfolio”), another separate series of the Fund.
     This Plan is intended to be a tax free transaction of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Surviving Portfolio in exchange solely for voting shares of beneficial interest ($.001 par value per share) of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of all liabilities of the Acquired Portfolio, and the distribution of the Surviving Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Plan.
     WHEREAS, the Fund is an open-end, registered investment company of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and
     WHEREAS, the Board Trustees of the Fund (the “Board”) has determined that the exchange of all of the assets of the Acquired Portfolio for Surviving Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Surviving Portfolio are in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and
     WHEREAS, the Board has also determined, with respect to the Acquired Portfolio, that the exchange of all of the assets of the Acquired Portfolio for Surviving Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Surviving Portfolio are in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction;
     NOW, THEREFORE, the Fund, on behalf of the Surviving Portfolio and the Acquired Portfolio separately, hereby approves the Plan on the following terms and conditions:
1.	Transfer Of Assets Of The Acquired Portfolio To The Surviving Portfolio In Exchange For The Surviving Portfolio Shares, The Assumption Of All Acquired Portfolio Liabilities And The Liquidation Of The Acquired Portfolio.
     1.1 Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefore: (i) to deliver to the Acquired Portfolio the number of full and fractional Surviving Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Portfolio. Such transactions shall take place at the closing provided for in paragraph 3.1(the “Closing”).
     1.2 The assets of the Acquired Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”).
     1.3 The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall also assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its current and accumulated investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date at or about 4:00 p.m. Eastern Time.
     1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio’s shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Portfolio Shareholders”), on a pro rata basis within that class, the Surviving Portfolio Shares received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Surviving Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Surviving Portfolio Shares to be so credited to Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in shares of the Acquired Portfolio will then represent a number of Surviving Portfolio Shares, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Surviving Portfolio Shares in connection with such exchange.
     1.5 Ownership of Surviving Portfolio Shares will be shown on the books of the Fund’s transfer agent. Shares of the Surviving Portfolio will be issued in the manner described in the Fund’s then-current prospectus and statement of additional information (“SAI”).
     1.6 Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.
2.	Valuation
     2.1 The value of the Acquired Portfolio’s assets to be acquired by the Surviving Portfolio hereunder shall be the value of such assets computed at or about 4:00 p.m. Eastern time on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Fund’s then-current prospectus or SAI and as established by the Board.
     2.2 The net asset value of the Surviving Portfolio Share shall be the net asset value per share computed at or about 4:00 p.m. Eastern time and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the Fund’s then-current prospectus or SAI with respect to the Surviving Portfolio, and as established by the Board.
     2.3 The number of Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined by dividing the value of the net assets of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Surviving Portfolio Share, determined in accordance with paragraph 2.2.
     2.4 All computations of value shall be made by the Acquired Portfolio’s designated recordkeeping agent.

3.	Closing And Closing Date
     3.1 The Closing Date shall be April 28, 2006, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be at or about 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Fund or at such other time and/or place as the parties may agree.
     3.2 The Fund shall direct State Street Bank and Trust Company of California, N.A., as custodian for the Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Acquired Portfolio’s portfolio securities, cash, and any other assets (“Assets”) shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Portfolio Custodian to the Custodian for the Surviving Portfolio for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Portfolio’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”). The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.
     3.3 The Fund, on behalf of the Acquired Portfolio, shall direct Pacific Life Insurance Company (the “Transfer Agent”) to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.
     3.4 The Closing Date may be postponed if: (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Portfolio and/or Surviving Portfolio is closed to trading or otherwise restricted; or (b) trading or the reporting of trading on the New York Stock Exchange or other primary trading market is disrupted and the fund's Board believes the value of the net assets in either the Acquired Portfolios and/or Surviving Portfolios cannot be accurately appraised; or (c) reasonably necessary to accommodate business needs. If any of these events occur, the Closing Date will be postponed until the first business day after trading is fully resumed and reporting has been restored or within a reasonable time thereafter.
4.	Representations And Warranties
     4.1 The Fund, on behalf of the Acquired Portfolio, represents and warrants to the Surviving Portfolio as follows:
     (a) The Acquired Portfolio is duly organized as a series of the Fund, which is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power under the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;
     (b) The Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the Securities Act of 1933, as amended (“1933 Act”), including the shares of the Acquired Portfolio, are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”) and the 1940 Act, and such as may be required by state securities laws;

     (d) The current prospectus and SAI of the Acquired Portfolio and each prospectus and SAI of the Acquired Portfolio used during the three years previous to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) On the Closing Date, the Acquired Portfolio will have good and marketable title to the Acquired Portfolio’s assets to be transferred to the Surviving Portfolio pursuant to paragraph 1.1 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;
     (f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Portfolio is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Portfolio is a party or by which it is bound;
     (g) The Acquired Portfolio has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it prior to the Closing Date;
     (h) Except as otherwise disclosed in writing to and accepted by the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Portfolio knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
     (i) The statement of assets and liabilities, including the schedule of investments, of the Acquired Portfolio as of December 31, 2004, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United State of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (j) Since December 31, 2004, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

     (k) On the Closing Date, all Federal and other tax returns and reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
     (l) For each taxable year of its operation through December 31, 2005, the Acquired Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through December 31, 2005;
     (m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquired Portfolio could, under certain circumstances, be held personally liable for obligations of the Acquired Portfolio) and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3;
     (n) The adoption and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, and, subject to the approval of the shareholders of the Acquired Fund, this Plan will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, and, subject to the approval of the shareholders of the Acquired Portfolio, this Plan will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and
     (o) The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and
     4.2 The Fund, on behalf of the Surviving Portfolio, represents and warrants to the Acquired Portfolio as follows:
     (a) The Surviving Portfolio is duly organized as a series of the Fund, which is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power under the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;
     (b) The Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of the Surviving Portfolio, are in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required by state securities laws;
     (d) The current prospectus and SAI of the Surviving Portfolio and each prospectus and SAI of the Surviving Portfolio used during the three years previous to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;
     (f) The Surviving Portfolio is not engaged currently, and the adoption and performance of this Plan will not result, in (i) a material violation of the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Surviving Portfolio is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Surviving Portfolio is a party or by which it is bound;
     (g) Except as otherwise disclosed in writing to and accepted by the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Surviving Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Surviving Portfolio knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
     (h) The statement of assets and liabilities, including the schedule of investments, of the Surviving Portfolio as of December 31, 2004, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (i) Since December 31, 2004, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change;
     (j) On the Closing Date, all Federal and other tax returns and reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
     (k) For each taxable year of its operation through December 31, 2005, the Surviving Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending December 31, 2005;
     (l) All issued and outstanding Surviving Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquired Portfolio, could, under certain circumstances, be held personally liable for obligations of the Surviving Portfolio and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;
     (m) The adoption and performance of this Plan will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board on behalf of the Surviving Portfolio and this Plan will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (n) The Surviving Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable by the Fund;
     (o) The information to be furnished by the Surviving Portfolio for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and
     (p) That insofar as it relates to the Fund or the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder.
5. Covenants Of The Surviving Portfolio And The Acquired Portfolio
     5.1 The Surviving Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
     5.2 The Fund will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Portfolio covenants that the Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.
     5.4 Subject to the provisions of this Plan, the Surviving Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.
     5.5 As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Surviving Portfolio Shares received at the Closing.
     5.6 The Surviving Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.
     5.7 The Acquired Portfolio covenants that it will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Surviving Portfolio may reasonably deem necessary or desirable in order to vest in and confirm the Surviving Portfolio’s title to and possession of all the assets and otherwise to carry out the intent and purpose of this Plan.
     5.8 The Surviving Portfolio will use all reasonable efforts to obtain such regulatory approvals and authorizations as may be necessary, including those required by the 1933 Act and the 1940 Act, in order to continue its operations after the Closing Date.
6. Conditions Precedent To Obligations Of The Acquired Portfolio
     The obligations of the Acquired Portfolio to consummate the transactions provided for herein shall be subject, at the Acquired Portfolio’s election, to the performance by the Surviving Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
     6.1 All representations and warranties of the Surviving Portfolio and the Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     6.2 The Fund and the Surviving Portfolio shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Fund and the Surviving Portfolio on or before the Closing Date; and
     6.3 The Acquired Portfolio and the Surviving Portfolio shall have agreed on the number of full and fractional Surviving Portfolio shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.
7. Conditions Precedent To Obligations Of The Surviving Portfolio
     The obligations of the Surviving Portfolio to complete the transactions provided for herein shall be subject, at the Surviving Portfolio’s election, to the performance by the Acquired Portfolio of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     7.1 All representations and warranties of the Acquired Portfolio and the Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2 The Fund and the Acquired Portfolio shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Fund or the Acquired Portfolio on or before the Closing Date;
     7.3 The Acquired Portfolio and the Surviving Portfolio shall have agreed on the number of full and fractional Surviving Portfolio shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;
     7.4 The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders all of its current and accumulated investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, that has accrued through the Closing Date as of 4:00 p.m. Eastern Time.
8. Further Conditions Precedent To Obligations Of The Surviving Portfolio And The Acquired Portfolio
     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Portfolio or the Surviving Portfolio, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:
     8.1 The Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, By-Laws, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Surviving Portfolio nor the Acquired Portfolio may waive the conditions set forth in this paragraph 8.1;
     8.2 On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;
     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Surviving Portfolio or the Acquired Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;
     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
     8.5 The parties shall have received the opinion of Dechert LLP addressed to the Fund substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free transaction for Federal income tax purposes, unless, based on the circumstances existing at the time of the Closing, Dechert LLP determines that the transaction contemplated by this Plan does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Fund. Notwithstanding anything herein to the contrary, the Fund may not waive the condition set forth in this paragraph 8.5.
9. Brokerage Fees And Expenses
     9.1 The Surviving Portfolio represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 Pacific Life Insurance Company, as investment adviser, will bear half the expenses relating to the proposed Reorganization The Acquired and Surviving Portfolios and will bear the other half of the expenses relating to the proposed Reorganization, including but not limited to the costs of solicitation of voting instructions and any necessary filing with the SEC. The Portfolios’ share of the expenses will be shared equally by the Acquired Portfolio and the Surviving Portfolio. The costs of the Reorganization shall include, but not be limited to, preparation of the Registration Statement, printing and distributing the Surviving Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.
10. Entire Agreement; Survival Of Warranties
     The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
11. Termination
     This Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of such Board, make proceeding with the Plan inadvisable.
12. Amendments
     This Plan may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Fund; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Surviving Portfolio shares to be issued to the Acquired Portfolio Shareholders under this Plan to the detriment of such shareholders without their further approval.
13. Notices
     Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Pacific Select Fund at 700 Newport Center Drive, Post Office Box 7500, Newport Beach, California 92660, attn: Robin S. Yonis, in each case with a copy to Dechert LLP, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, attn: Jeffrey S. Puretz.
14. Headings; Counterparts; Governing Law; Assignment; Limitation Of Liability
     14.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.
     14.2 This Plan shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.
     14.3 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

     14.4 The obligations imposed by this Plan shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of either party hereto personally, but shall bind only the trust property of such party, as provided in the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party.
     IN WITNESS WHEREOF, the Board has caused this Plan to be approved on behalf of the Surviving Portfolio and the Acquired Portfolio.

PACIFIC SELECT FUND

By:

James T. Morris, President

APPENDIX B
ADDITIONAL INFORMATION REGARDING
THE MID-CAP GROWTH PORTFOLIO (the “Portfolio”)
Management of the Portfolio
     Investment Adviser. Pacific Life Insurance Company (“Pacific Life”) serves as investment adviser to the Fund pursuant to an Amended and Restated Investment Advisory Agreement dated January 1, 2005, between Pacific Life and the Fund. Pacific Life has overall responsibility for the management of the Portfolio, a series of the Fund. Founded in 1868, Pacific Life, the investment adviser and administrator of the Portfolio, provides life and health insurance products, individual annuities and mutual funds, and offers to individuals, businesses and pension plans a variety of investment products and services. Additional information about Pacific Life can be obtained at its Web site, www.PacificLife.com.
     In its role as investment adviser, Pacific Life supervises the management of all of the fund’s portfolios. Pacific Life manages two portfolios directly: the Money Market Portfolio and the High Yield Bond Portfolio. For the other portfolios, with the exception of the American Funds Growth-Income Portfolio and the American Funds Growth Portfolio, it has retained other portfolio managers, many of which have a worldwide market presence and extensive research capabilities. The American Funds Growth-Income Portfolio and the American Funds Growth Portfolio each invest all of their assets in a Master Fund, and therefore Pacific Life has not retained other portfolio managers to manage the assets of these portfolios. Some of the portfolio managers’ team members could change from time to time. Pacific Life oversees and monitors the performance of these managers.
     A discussion regarding the basis for the Board of Trustees of the Fund’s (the “Board”) approval of the investment advisory contract of the Fund is available in the Fund’s SAI and will be in the Fund’s annual report dated December 31, 2005.
     Portfolio Manager. Morgan Stanley Investment Management, Inc., doing business in certain instances (including its role as sub-advisor to Pacific Select Fund) under the name Van Kampen, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley, the parent of Morgan Stanley Investment Management, Inc. is a global firm that maintains market positions in each of its three primary businesses – securities, asset management, and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Van Kampen and its affiliated asset management companies manage approximately $431 billion in assets of December 31, 2004. Van Kampen’s portfolio managers are supported by a network of experienced research professionals based in New York, London, Singapore, and Tokyo.
     Purchases and Redemptions. Shares of the Portfolio are not sold directly to the general public. Shares of the Portfolio are currently offered only for purchase by the separate accounts of Pacific Life and its affiliate, Pacific Life and Annuity Company (“PL&A”) to serve as an investment medium for a variable annuity or variable life insurance policy (“Variable Contract”) issued or administered by Pacific Life or its affiliate. For information on purchase of a Variable Contract, consult a prospectus for the applicable Variable Contract.
     Shares of the Portfolio may be redeemed on any business day upon receipt of a request for redemption from the insurance company whose separate account owns the shares. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request. Redemption proceeds will ordinarily be paid within seven days following receipt of instructions in proper form, or sooner, if required by law. The right of redemption may be suspended by the Fund or the payment date postponed beyond seven days as described in the Fund’s SAI.
     Portfolio Availability. The Portfolio is available only to people who own certain Variable Contracts (“Variable Contract Owners”). You do not buy, sell or exchange shares of the Fund’s portfolios—you choose investment options through your Variable Contract. The insurance company then invests in the portfolios of the Fund according to the investment options you’ve chosen. Accordingly, the Fund does not have any limitations on the number of transfers or exchanges the insurance companies may make. However, all of the Variable Contracts that use Pacific Select Fund as their investment vehicle do have certain restrictions on the number of transfers or exchanges that Variable Contract Owners may make. The Fund may, subject to approval by the Board, pay for a sale or exchange, in whole or part, by a distribution of securities from a portfolio, in lieu of cash, in accordance with applicable rules. You will find information about how this works in the product prospectus or offering memorandum.
     How Share Prices are Calculated. Each Fund portfolio is divided into shares. The price of a portfolio’s shares is called its net asset value (“NAV”) per share. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. It is calculated by taking the total value of a portfolio’s assets, subtracting the liabilities, and then dividing by the number of shares outstanding. The value of a portfolio’s assets is based on the total market value of all of the securities it holds.
     Each portfolio’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open. For purposes of calculating the NAV, the portfolios use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier. For any transaction, the NAV that will apply is the NAV calculated after receipt by Pacific Life or PL&A of a request to buy, sell or exchange shares. For purposes of calculating the NAV, the portfolios normally use pricing data for domestic equity securities received shortly after the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Domestic fixed income and foreign securities are normally priced using data reflecting the closing of the principal markets or market participants for those securities, which may be earlier than the NYSE closes. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.
     NAV will not be determined on days when the NYSE is closed. In addition, delay in calculating NAV may happen if the NYSE closes on a day other than a regular holiday or weekend, trading on the NYSE is restricted, an emergency exists as determined by the SEC, making securities sales or determinations of variable account asset valuations not practicable, or the SEC permits a delay for the protection of shareholders.
     The value of each security is based on its actual market value or fair value. Pricing data is obtained from various sources approved by the Board. The portfolios may value securities at fair value as estimated in good faith under procedures established by the Board, based upon recommendations provided by the portfolio managers, in accordance with valuation services approved by the Board, or otherwise as provided by the Fund’s valuation procedures, which have been determined by the Board in good faith to represent fair value. Fair valuation will be used when market quotations are not readily available or reliable, or if events significantly affecting the values of the portfolios’ foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE. The estimated fair value of a security may differ from the value that would have been assigned to the security had other valuations (such as last trade price) been used. Additionally, these fair values may not accurately reflect the price that a portfolio could obtain for a security if it were to dispose of the security as of the close of the NYSE.
     Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m. Eastern time. In addition, the portfolios may calculate their NAVs on days when the NYSE is open but foreign markets are closed. Conversely, securities trading on foreign markets may take place on days when the NYSE is closed, and as a result, the portfolios’ NAVs are not calculated and shareholders are not able to redeem their shares on such days. Quotations of foreign securities in foreign currencies are converted to U.S. dollar equivalents using a foreign exchange quotation from an approved source prior to calculating the NAV. The calculation of the NAV of any portfolio which invests in foreign securities which are principally traded in a foreign market may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Further, under the Fund’s procedures, the prices of foreign securities are determined using information derived from pricing services and other sources every day that the Fund values its shares. Prices derived under these procedures will be used in determining NAVs.
     If events occur between the time of the determination of the closing price of a foreign security on an exchange or over-the-counter market and the time a portfolio’s NAV is determined, or if, under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on a portfolio’s NAV, the security would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board. In determining the fair value of securities, the Fund may consider available information, including information that becomes known after the time of the close of the NYSE, and the values that are determined will be deemed to be the price as of the time of the close of the NYSE. The Fund has retained a statistical research service to assist in historical performance of markets and other economic data, and fair values determined with the assistance of the service will be based on the data utilized by the service. These fair values may not be indicative of the price that a portfolio could obtain for a foreign security if it were to dispose of the security as of the close of the NYSE.
     Since securities that are primarily listed on foreign exchanges may trade on weekends, U.S. holidays or other days when a portfolio does not price its shares, the value of a portfolio’s securities (and thereby the NAV of the portfolio) may change on days when shareholders will not be able to purchase or redeem shares. For a list of holidays observed, contact Pacific Life’s customer service.
     Variable Contracts may have other restrictions on buying and selling shares.
     Dividends and Distributions. The Fund intends to distribute substantially all of its net investment income and realized capital gains to shareholders at least once a year, although distributions could occur more frequently. Dividends are generally distributed according to the following schedule:
Debt portfolios (Money Market, Short Duration Bond, Inflation Managed, Managed Bond and High Yield Bond Portfolios):
     Dividends declared and paid monthly
All other portfolios:
     Dividends declared and paid annually
Dividends may be declared less frequently if it is advantageous to the portfolio and to shareholder of the portfolio, but in no event less frequently than annually.
     Distribution Arrangements. As noted previously, the Fund serves as an investment vehicle for Variable Contracts issued or administered by Pacific Life and PL&A. While there is no sales load on shares of the Fund, Pacific Select Distributors, Inc., principal underwriter (PSD) of Pacific Life’s variable insurance products, or its affiliate pays substantial cash and non-cash compensation to broker-dealers that solicit applications for Variable Contracts issued by Pacific Life and PL&A. Refer to the prospectus or the offering memorandum of the applicable Variable Contract for a description of these incentives and a discussion of the conflicts of interest that may be created by this compensation.
     Policy Regarding Frequent Trading. As noted above, the Fund is only available as the underlying investment fund for Variable Contracts issued or administered by Pacific Life or PL&A. The Portfolio is intended for long-term investment through these Variable Contracts, and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not choose the Portfolio as an investment option under their Variable Contracts. The trading activity of individual Variable Contract Owners is generally not identified to the Portfolio, and therefore the ability of the Portfolio to monitor exchanges made by Variable Contract Owners is severely limited. Consequently, the Portfolio must rely on Pacific Life or PL&A as the issuer or administrator of the Variable Contracts to monitor frequent, short-term trading within the Portfolio by Variable Contract Owners. Pacific Life and PL&A attempt to discourage frequent trading by monitoring certain large transaction activity through the variable contracts and imposing transaction limitations on Variable Contract Owners. Please see the product prospectus or offering memorandum of the relevant Variable Contracts for more information about these policies. There is no guarantee that Pacific Life and PL&A will be able to identify all individual Variable Contract Owners who may be making frequent, short-term, or other disruptive or dilutive trades or to curtail their trading activity. Such trading activity can disrupt the management of the Fund and its portfolios and can raise expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the portfolios’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the portfolios’ securities holdings may dilute the interests of the remaining Variable Contract Owners. This in turn can have an adverse effect on the portfolios’ performance.
     The Board adopted a policy with respect to limitations on transfers. In connection with the use of the Fund as an investment vehicle for Variable Contracts, effective October 1, 2005, these limitations on transfers must be enforced by any insurance company that participates in the Fund, including, but not limited to, Pacific Life and PL&A, by passing through the limitations and applying them to the insurer’s Variable Contract Owners (Investors), as if they were Investors investing directly in the portfolios of the Fund. The limitations specified below shall apply to all Investors, whether natural persons, partnerships, corporations, limited liability companies, trusts or any other type entity; but shall not apply directly to the insurance company in its capacity as record shareholder:
1. An Investor may not make more than 25 (twenty-five) transfers per calendar year.
2. Once the 25 transfer limit is reached, one ‘‘safe harbor’’ transfer is permitted into the Money Market Portfolio.
3. An Investor may not make more than two transfers per calendar month involving portfolios which invest primarily in international securities, which currently include the International Value, International Large-Cap, and Emerging Markets Portfolios.
4. Transfers to or from a portfolio cannot be made before the seventh calendar day following the last transfer to or from the same portfolio. If the seventh calendar day is not a business day, then a transfer may not occur until the next business day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Diversified Research Portfolio on Monday, you may not make any transfers to or from that portfolio before the following Monday. Transfers to or from the Money Market Portfolio are excluded from this limitation.
5. For purposes of 1., 2. and 3. above, multiple transfers among the portfolios of the fund on the same day count as one transfer.
6. Insurance companies that participate in the Fund may exclude certain transactions from the above limitations, including but not limited to: portfolio rebalancing, approved asset allocation service transactions, dollar cost averaging, earnings sweep, loan payments and repayments, and such other transactions as the participating insurance companies determine are appropriate and disclose such exceptions in their product prospectuses and/or offering documents.

FINANCIAL HIGHLIGHTS
     Except for the information as of June 30, 2005, the information presented below for the Mid-Cap Growth Portfolio has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.

		Mid-Cap Growth Portfolio
		01/02/2001 -				June 30,
		12/31/2001[3]	2002	2003[4]	2004	2005[5]
OPERATING PERFORMANCE
Net asset value, beginning of year/period	$	10.00	8.12	4.30	5.61	6.82

Plus income from investment operations
Net investment loss	$	(0.01)	(0.01)	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	$	(1.87)	(3.81)	1.33	1.24	0.21

Total from investment operations	$	(1.88)	(3.82)	1.31	1.21	0.20

Less distributions
Dividends from net investment income	$	—	—	—	—	—
Distributions from capital gains	$	—	—	—	—	—
Tax Basis Return of Capital	$	—	—	—	—	—

Total distributions	$	—	—	—	—	—
Net asset value, end of year/period	$	8.12	4.30	5.61	6.82	7.02

Total investment returns[1]	%	(18.81)	(47.03)	30.39	21.59	2.99

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year/period (in thousands)	$	99,383	92,318	167,630	229,789	223,489
Ratios of expenses to average net assets
• after expense reductions[2]	%	1.00	1.00	1.00	0.96	0.95 [6]
• before expense reductions	%	1.03	1.09	1.06	0.96	0.95 [6]
Ratios of net investment loss to average net assets
• after expense reductions	%	(0.20)	(0.51)	(0.55)	(0.48)	(0.40)[6]
• before expense reductions[2]	%	(0.23)	(0.60)	(0.60)	(0.48)	(0.40)[6]
Portfolio turnover rate	%	95.48	157.58	300.49	129.31	61.59

[1]	Assumes all dividends and distributions have been reinvested. Does not include deductions at the separate account or contract level for fees and charges that may be incurred by a variable annuity contract or variable life insurance policy. These charges would reduce returns. Total investment returns are not annualized for periods of less than one full year.

[2]	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, recaptured distribution expenses, and adviser expense reimbursements, if any. The ratios of investment income (loss) before expense reductions to average daily net assets are grossed up by these custodian credits, recaptured distribution expenses and adviser expense reimbursements, if any

[3]	Operations commenced on January 2, 2001 for the Mid-Cap Growth Portfolio. The ratios of expenses and net investment income (loss) to average daily net assets are annualized.

[4]	Van Kampen began managing the portfolio on May 1, 2003. Another firm managed the portfolio before that date.

[5]	Unaudited.

[6]	Ratios for periods of less than one full year are annualized.

APPENDIX C
PACIFIC SELECT FUND
THE PACIFIC SELECT FUND PORTFOLIOS AND PORTFOLIO MANAGERS
(listed alphabetically by portfolio manager)

Aggressive Growth Portfolio[1]	AIM
Financial Services Portfolio[2]	AIM
Diversified Research Portfolio	Capital Guardian
Equity Portfolio	Capital Guardian
American Funds Growth-Income Portfolio	Capital Research
(adviser to the Master Growth-Income Fund)
American Funds Growth Portfolio	Capital Research
(adviser to the Master Growth Fund)
Technology Portfolio	Columbia Management
Short Duration Bond Portfolio	Goldman Sachs
Concentrated Growth Portfolio (formerly called I-Net Tollkeeper PortfolioSM)	Goldman Sachs
Growth LT Portfolio	Janus
Focused 30 Portfolio	Janus
Health Sciences Portfolio	Jennison
Mid-Cap Value Portfolio	Lazard
International Value Portfolio	Lazard
Large-Cap Growth Portfolio (formerly called Blue Chip Portfolio)	Loomis Sayles
Capital Opportunities Portfolio	MFS
International Large-Cap Portfolio	MFS
Equity Index Portfolio	Mercury Advisors
Small-Cap Index Portfolio	Mercury Advisors
Fasciano Small Equity Portfolio
(formerly called Aggressive Equity Portfolio)	Neuberger Berman
Small-Cap Value Portfolio	NFJ
Multi-Strategy Portfolio	Oppenheimer
Main Street® Core Portfolio	Oppenheimer
Emerging Markets Portfolio	Oppenheimer
Managed Bond Portfolio	PIMCO
Inflation Managed Portfolio	PIMCO
Money Market Portfolio	Pacific Life
High Yield Bond Portfolio	Pacific Life
Equity Income Portfolio	Putnam[3]
Large-Cap Value Portfolio	Salomon Brothers
Comstock Portfolio	Van Kampen
Mid-Cap Growth Portfolio	Van Kampen
Real Estate Portfolio	Van Kampen
VN Small-Cap Value Portfolio	Vaughan Nelson

[1]	If approved by shareholders, this Portfolio will be reorganized into the Mid-Cap Growth Portfolio.

[2]	If approved by shareholders, this Portfolio will be reorganized into the Large-Cap Value Portfolio.

[3]	The Fund’s board of trustees approved filing an application with the Securities Exchange Commission

(“SEC”) for an order of substitution of the Equity Income Portfolio with shares of the American Funds Growth-Income Portfolio. If the SEC issues an order to permit the substitution, the Equtiy Income Portfolio will be liquidated and its shares exchanged for shares of American Funds Growth-Income Portfolio. The Equity Income Portfolio will then be closed.

C-2

PART B
PACIFIC SELECT FUND
Statement of Additional Information
[INSERT DATE]

Acquisition of the Assets and Liabilities of the	By and in Exchange for Shares of the
Aggressive Growth Portfolio	Mid-Cap Growth Portfolio
(a portfolio of Pacific Select Fund)	(a portfolio of Pacific Select Fund)
700 Newport Center Drive	700 Newport Center Drive
Newport Beach, CA 92660	Newport Beach, CA 92660
     This SAI is available in connection with a proposed transaction whereby all of the assets and liabilities of the Aggressive Growth Portfolio will be transferred to the Mid-Cap Growth Portfolio, in exchange for shares of the Mid-Cap Growth Portfolio.
     This SAI for Pacific Select Fund consists of this cover page and the attached documents, in addition to the following documents, which have been filed electronically with the Securities and Exchange Commission and are incorporated herein by reference:
1.	The SAI for Pacific Select Fund dated May 1, 2005, as supplemented.

2.	The Financial Statements of the Mid-Cap Growth Portfolio and the Aggressive Growth Portfolio included in the Annual and Semi-Annual Reports of Pacific Select Fund dated December 31, 2004 and June 30, 2005 respectively.
     This SAI is not a prospectus. This SAI should be read in conjunction with the Proxy Statement/Prospectus.
     A Proxy Statement/Prospectus dated [INSERT DATE] relating to the Reorganization of the Aggressive Growth Portfolio may be obtained, without charge, by writing to Pacific Select Fund at 700 Newport Center Drive, P.O. Box 9000, Newport Beach, California 92660 or by calling (800) 722-2333 for variable annuity contract owners and (800) 800-7681 for variable life insurance policy owners.

APPENDIX C
PACIFIC SELECT FUND
THE PACIFIC SELECT FUND PORTFOLIOS AND PORTFOLIO MANAGERS
(listed alphabetically by portfolio manager)

Aggressive Growth Portfolio[1]	AIM
Financial Services Portfolio	AIM
Diversified Research Portfolio	Capital Guardian
Equity Portfolio	Capital Guardian
American Funds® Growth-Income Portfolio	Capital Research
(adviser to the Master Growth-Income Fund)
American Funds® Growth Portfolio	Capital Research
(adviser to the Master Growth Fund)
Technology Portfolio	Columbia Management
Short Duration Bond Portfolio	Goldman Sachs
Concentrated Growth Portfolio	Goldman Sachs
(formerly called I-Net Tollkeeper PortfolioSM)
Growth LT Portfolio	Janus
Focused 30 Portfolio	Janus
Health Sciences Portfolio	Jennison
Mid-Cap Value Portfolio	Lazard
International Value Portfolio	Lazard
Large-Cap Growth Portfolio	Loomis Sayles
(formerly called Blue Chip Portfolio)
Capital Opportunities Portfolio	MFS
International Large-Cap Portfolio	MFS
Equity Index Portfolio	Mercury Advisors
Small-Cap Index Portfolio	Mercury Advisors
Fasciano Small Equity Portfolio	Neuberger Berman
(formerly called Aggressive Equity Portfolio)
Small-Cap Value Portfolio	NFJ
Multi-Strategy Portfolio	Oppenheimer
Main Street® Core Portfolio	Oppenheimer
Emerging Markets Portfolio	Oppenheimer
Managed Bond Portfolio	PIMCO
Inflation Managed Portfolio	PIMCO
Money Market Portfolio	Pacific Life
High Yield Bond Portfolio	Pacific Life
Equity Income Portfolio	Putnam
Large-Cap Value Portfolio	Salomon Brothers
Comstock Portfolio	Van Kampen
Mid-Cap Growth Portfolio	Van Kampen
Real Estate Portfolio	Van Kampen
VN Small-Cap Value Portfolio	Vaughan Nelson

[1]	If approved by shareholders, this Portfolio will be reorganized into the Mid-Cap Growth Portfolio.

PACIFIC SELECT FUND

     The information included in the following sections are presented on a pro forma basis—assuming that the Aggressive Growth Portfolio was combined with the Mid-Cap Growth Portfolio for the periods shown. The information is based on the financial statements of the Mid-Cap Growth and Aggressive Growth Portfolios as of and for the year and period ended December 31, 2004 and June 30, 2005. The pro forma information has not been audited.

PACIFIC SELECT FUND
Pro Forma Statement of Assets and Liabilities
December 31, 2004 (Unaudited)
(In thousands, except per share amounts)

	Mid-Cap	Aggressive			Pro Forma
	Growth	Growth	Adjustments		Combined

ASSETS
Investments and repurchase agreements, at value	$264,178	$97,995	$-		$362,173
Receivables:
Dividends and interest	28	35	-		63
Fund shares sold	894	1	-		895
Securities sold	-	161	-		161
Other	-	2	-		2

Total Assets	265,100	98,194	-		363,294

LIABILITIES
Payable upon return of securities loaned	33,635	9,482	-		43,117
Payables:
Fund shares redeemed	6	1	-		7
Securities purchased	1,472	516	-		1,988
Due to custodian	-	1	-		1
Accrued advisory fees	171	73	(74	)(a)	170
Accrued custodian and portfolio accounting fees	11	14	(26	)(a)	(1)
Accrued trustee deferred compensation and retirement benefits	8	4	-		12
Accrued reorganization expenses	-	-	57	(b)	57
Accrued other	8	13	-		21
Outstanding options written, at value	-	89	-		89

Total Liabilities	35,311	10,193	(43)		45,461

NET ASSETS	$229,789	$88,001	$43		$317,833

NET ASSETS CONSIST OF:
Paid-in capital	$231,682	$87,557	$-		$319,239
Accumulated net investment loss	(924)	(454)	43		(1,335)
Accumulated net realized loss	(39,497)	(6,965)	-		(46,462)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	38,528	7,863	-		46,391

NET ASSETS	$229,789	$88,001	$43		$317,833

Shares of beneficial interest outstanding of $.001 par value	33,700	9,966	2,946	(c)	46,612

Net Asset Value Per Share	$6.82	$8.83	$-		$6.82

Investments and repurchase agreements, at cost	$225,649	$90,118	$-		$315,767
Repurchase agreements, at value	15	8,125	-		8,140
Securities on loan, at value	32,690	9,225	-		41,915
Premium received from outstanding options written	-	74	-		74

(a)	Adjustments reflect (1) reduction in advisory fees from 1.00% for the Aggressive Growth Portfolio to 0.90% for the Mid-Cap Growth Portfolio, and (2) decrease in custodian transaction costs due to the elimination of duplicative expenses achieved by merging the portfolios.

(b)	Half of the estimated reorganization expenses to be absorbed by both portfolios (See Note 11 to Pro Forma Financial Statements).

(c)	Adjustment reflects new shares issued, net of retired shares of the Aggressive Growth Portfolio (See Note 9 to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements

A-1

PACIFIC SELECT FUND
Pro Forma Statement of Operations
For the Year Ended December 31, 2004 (Unaudited)
(In thousands)

	Mid-Cap	Aggressive			Pro Forma
	Growth	Growth	Adjustments		Combined

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$814	$302	$-		$1,116
Interest	55	56	-		111
Securities lending	42	9	-		51

Total Investment Income	911	367	-		1,278

EXPENSES
Advisory fees	1,706	740	(74	)(a)	2,372
Custodian fees and expenses	36	28	(26	)(a)	38
Portfolio accounting fees	33	14	-		47
Printing expenses	11	4	-		15
Postage and mailing expenses	10	4	-		14
Distribution expenses	-	38	-		38
Legal and audit fees	9	4	-		13
Trustees’ fees and expenses	8	3	-		11
Interest expenses	1	-	-		1
Recoupment of adviser’s reimbursement	5	20	-		25
Reorganization expenses	-	-	57	(b)	57
Other	9	4	-		13

Total Expenses	1,828	859	(43)		2,644
Recaptured Distribution Expenses and Commissions	-	(44)			(44)

Net Expenses	1,828	815	(43)		2,600

NET INVESTMENT LOSS	(917)	(448)	43		(1,322)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investment security transactions	12,413	12,948	-		25,361
Written option transactions	-	35	-		35

Net Realized Gain	12,413	12,983	-		25,396

Change in net unrealized appreciation (depreciation) on:
Investment securities	26,035	(4,054)	-		21,981
Written options	-	(14)	-		(14)

Change in Net Unrealized Appreciation (Depreciation)	26,035	(4,068)			21,967

NET GAIN	38,448	8,915	-		47,363

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,531	$8,467	$43		$46,041

Foreign taxes withheld on dividends	$5	$-	$-		$5

(a)	Adjustments reflect (1) reduction in advisory fees from 1.00% for the Aggressive Growth Portfolio to 0.90% for the Mid-Cap Growth Portfolio, and (2) decrease in custodian transaction costs due to the elimination of duplicative expenses achieved by merging the portfolios.

(b)	Half of the estimated reorganization expenses to be absorbed by both portfolios (See Note 11 to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements

A-2

PACIFIC SELECT FUND
MID-CAP GROWTH AND AGGRESSIVE GROWTH PORTFOLIOS
Pro Forma Schedule of Investments
December 31, 2004 (Unaudited)

Shares				Value
Mid-Cap	Aggressive	Pro Forma		Mid-Cap	Aggressive	Pro Forma
Growth	Growth	Combined	Security	Growth	Growth	Combined
			COMMON STOCKS - 96.32%

			Autos & Transportation - 1.28%

39,600		39,600	C.H. Robinson Worldwide Inc	$2,198,592		$2,198,592
21,200		21,200	Expeditors International of Washington Inc	1,184,656		1,184,656
	42,600	42,600	Southwest Airlines Co		$693,528	693,528

				3,383,248	693,528	4,076,776

			Consumer Discretionary - 36.18%

38,600		38,600	Abercrombie & Fitch Co ‘A’	1,812,270		1,812,270
	12,550	12,550	Aeropostale Inc *		369,346	369,346
	19,000	19,000	ARAMARK Corp ‘B’		503,690	503,690
	31,900	31,900	Brinker International Inc *		1,118,733	1,118,733
27,000		27,000	Career Education Corp * †	1,080,000		1,080,000
14,180	12,750	26,930	CDW Corp	940,843	845,963	1,786,806
48,410		48,410	Chico’s FAS Inc *	2,204,107		2,204,107
40,600		40,600	ChoicePoint Inc *	1,867,194		1,867,194
	31,900	31,900	Cintas Corp		1,399,134	1,399,134
41,000		41,000	Coach Inc *	2,312,400		2,312,400
	11,100	11,100	Cooper Industries Ltd ‘A’		753,579	753,579
	10,400	10,400	CoStar Group Inc * †		480,272	480,272
32,000		32,000	Dex Media Inc	798,720		798,720
96,900		96,900	Dollar Tree Stores Inc *	2,779,092		2,779,092
25,400		25,400	DreamWorks Animation SKG Inc ‘A’ *	952,754		952,754
44,080		44,080	Electronic Arts Inc *	2,718,854		2,718,854
	21,200	21,200	Family Dollar Stores Inc		662,076	662,076
16,500		16,500	Fastenal Co †	1,015,740		1,015,740
60,264	31,900	92,164	Fisher Scientific International Inc *	3,759,268	1,989,922	5,749,190
	16,100	16,100	Foot Locker Inc		433,573	433,573
15,800		15,800	Four Seasons Hotels Inc † (Canada)	1,292,282		1,292,282
49,400		49,400	Getty Images Inc *	3,401,190		3,401,190
121,240		121,240	GTECH Holdings Corp †	3,146,178		3,146,178
12,080		12,080	Harman International Industries Inc	1,534,160		1,534,160
	1,900	1,900	Hot Topic Inc * †		32,661	32,661
63,980		63,980	International Game Technology	2,199,633		2,199,633
34,300	31,600	65,900	Iron Mountain Inc *	1,045,807	963,484	2,009,291
22,100		22,100	ITT Educational Services Inc * †	1,050,855		1,050,855
23,000		23,000	Kmart Holding Corp * †	2,275,850		2,275,850
82,600	14,600	97,200	Lamar Advertising Co ‘A’ *	3,533,628	624,588	4,158,216
16,380		16,380	Las Vegas Sands Corp *	786,240		786,240
35,800		35,800	Laureate Education Inc *	1,578,422		1,578,422
	31,900	31,900	Linens ’n Things Inc *		791,120	791,120
11,200		11,200	Mohawk Industries Inc *	1,022,000		1,022,000
27,500		27,500	Monster Worldwide Inc *	925,100		925,100
	21,300	21,300	MSC Industrial Direct Co Inc ‘A’		766,374	766,374
	31,900	31,900	OfficeMax Inc		1,001,022	1,001,022
	8,500	8,500	Omnicom Group Inc		716,720	716,720
11,700		11,700	Overstock.com Inc *	807,300		807,300
39,360		39,360	P.F. Chang’s China Bistro Inc * †	2,217,936		2,217,936
	25,050	25,050	Pacific Sunwear of California Inc *		557,613	557,613
32,500		32,500	Penn National Gaming Inc * †	1,967,875		1,967,875
77,180		77,180	PETsMART Inc	2,742,205		2,742,205
18,400		18,400	R.H. Donnelley Corp * †	1,086,520		1,086,520
	50,500	50,500	Radio One Inc ‘D’ * †		814,060	814,060
	38,800	38,800	Regal Entertainment Group ‘A’ †		805,100	805,100
	51,600	51,600	Robert Half International Inc		1,518,588	1,518,588
121,330	14,900	136,230	Royal Caribbean Cruises Ltd † (Liberia)	6,605,205	811,156	7,416,361
	31,900	31,900	Ruby Tuesday Inc †		831,952	831,952
23,300		23,300	SCP Pool Corp †	743,270		743,270
53,100		53,100	Shanda Interactive Entertainment Ltd ADR * † (China)	2,256,750		2,256,750
	63,900	63,900	Sirva Inc * †		1,228,158	1,228,158
41,100		41,100	Sonic Corp *	1,253,550		1,253,550
	12,900	12,900	Staples Inc		434,859	434,859
107,100		107,100	Station Casinos Inc	5,856,228		5,856,228

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on A-9

A-3

PACIFIC SELECT FUND
MID-CAP GROWTH AND AGGRESSIVE GROWTH PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

Shares				Value
Mid-Cap	Aggressive	Pro Forma		Mid-Cap	Aggressive	Pro Forma
Growth	Growth	Combined	Security	Growth	Growth	Combined
13,100		13,100	Strayer Education Inc	$1,438,249		$1,438,249
48,650		48,650	The Cheesecake Factory Inc *	1,579,666		1,579,666
96,000		96,000	The Corporate Executive Board Co	6,426,240		6,426,240
	21,300	21,300	Tiffany & Co		$680,961	680,961
35,200		35,200	Toys “R” Us Inc *	720,544		720,544
	16,900	16,900	Tractor Supply Co * †		628,849	628,849
93,400	58,365	151,765	Univision Communications Inc ‘A’ *	2,733,818	1,708,344	4,442,162
40,000		40,000	Urban Outfitters Inc *	1,776,000		1,776,000
24,000		24,000	VeriSign Inc *	804,480		804,480
	16,700	16,700	Wendy’s International Inc		655,642	655,642
23,700		23,700	Wynn Resorts Ltd * †	1,586,004		1,586,004
28,900		28,900	XM Satellite Radio Holdings Inc ‘A’ * †	1,087,218		1,087,218
24,100		24,100	Yum! Brands Inc	1,137,038		1,137,038

				90,858,683	24,127,539	114,986,222

			Consumer Staples - 0.21%

	31,900	31,900	Coca-Cola Enterprises Inc	-	665,115	665,115

			Energy - 2.60%

	25,600	25,600	BJ Services Co		1,191,424	1,191,424
	17,100	17,100	Cooper Cameron Corp *		920,151	920,151
	31,800	31,800	ENSCO International Inc		1,009,332	1,009,332
	25,000	25,000	Patterson-UTI Energy Inc		486,250	486,250
23,000		23,000	Peabody Energy Corp	1,860,930		1,860,930
	13,000	13,000	Pride International Inc *		267,020	267,020
17,520		17,520	Smith International Inc *	953,263		953,263
44,100		44,100	XTO Energy Inc	1,560,258		1,560,258

				4,374,451	3,874,177	8,248,628

			Financial Services - 10.57%

	10,600	10,600	Affiliated Managers Group Inc * †		718,044	718,044
	27,600	27,600	Alliance Data Systems Corp * ⌂		1,310,448	1,310,448
143,600		143,600	Ameritrade Holding Corp *	2,041,992		2,041,992
35,400		35,400	Assurant Inc	1,081,470		1,081,470
96,100		96,100	Calamos Asset Management Inc ‘A’ *	2,594,700		2,594,700
	25,500	25,500	CB Richard Ellis Group Inc ‘A’ *		855,525	855,525
20,700		20,700	CheckFree Corp *	788,256		788,256
7,500		7,500	Chicago Mercantile Exchange Holdings Inc †	1,715,250		1,715,250
22,185		22,185	Doral Financial Corp	1,092,611		1,092,611
	47,900	47,900	Fiserv Inc *		1,925,101	1,925,101
36,700		36,700	Global Payments Inc †	2,148,418		2,148,418
53,600		53,600	Interactive Data Corp *	1,165,264		1,165,264
	46,840	46,840	Investors Financial Services Corp ⌂		2,341,063	2,341,063
	63,500	63,500	La Quinta Corp *		577,215	577,215
31,425	6,400	37,825	Legg Mason Inc	2,302,196	468,864	2,771,060
26,000		26,000	Moody’s Corp	2,258,100		2,258,100
	32,601	32,601	New York Community Bancorp Inc †		670,603	670,603
	21,300	21,300	North Fork Bancorp Inc		614,505	614,505
	31,900	31,900	Paychex Inc		1,087,152	1,087,152
47,200		47,200	Plum Creek Timber Co Inc	1,814,368		1,814,368
	63,910	63,910	SunGard Data Systems Inc *		1,810,570	1,810,570
3,420		3,420	White Mountains Insurance Group Ltd †	2,209,320		2,209,320

				21,211,945	12,379,090	33,591,035

			Health Care - 15.58%

18,300	11,500	29,800	Advanced Medical Optics Inc * †	752,862	473,110	1,225,972
30,200	28,700	58,900	Amylin Pharmaceuticals Inc * †	705,472	670,432	1,375,904
	11,500	11,500	Barr Pharmaceuticals Inc *		523,710	523,710
53,900		53,900	Biomet Inc	2,338,721		2,338,721
32,500		32,500	C.R. Bard Inc	2,079,350		2,079,350
	41,600	41,600	Caremark Rx Inc * ⌂		1,640,288	1,640,288
38,880		38,880	Celgene Corp * †	1,031,486		1,031,486
38,545		38,545	Charles River Laboratories International Inc *	1,773,455		1,773,455
17,100		17,100	Cooper Cos Inc †	1,207,089		1,207,089
	20,200	20,200	Cytyc Corp *		556,914	556,914

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on A-9

A-4

PACIFIC SELECT FUND
MID-CAP GROWTH AND AGGRESSIVE GROWTH PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

Shares				Value
Mid-Cap	Aggressive	Pro Forma		Mid-Cap	Aggressive	Pro Forma
Growth	Growth	Combined	Security	Growth	Growth	Combined
52,900		52,900	Dade Behring Holdings Inc *	$2,962,400		$2,962,400
	19,200	19,200	DaVita Inc *		$758,976	758,976
42,000		42,000	Elan Corp PLC ADR * † (Ireland)	1,144,500		1,144,500
	14,800	14,800	Endo Pharmaceuticals Holdings Inc *		311,096	311,096
	24,700	24,700	Eon Labs Inc * ⌂		666,900	666,900
	6,000	6,000	Express Scripts Inc *		458,640	458,640
	12,200	12,200	Eyetech Pharmaceuticals Inc * †		555,100	555,100
27,900		27,900	Gen-Probe Inc *	1,261,359		1,261,359
45,000		45,000	Genzyme Corp *	2,613,150		2,613,150
19,900		19,900	IDEXX Laboratories Inc *	1,086,341		1,086,341
	27,100	27,100	Impax Laboratories Inc * ⌂		430,348	430,348
49,300		49,300	INAMED Corp *	3,118,225		3,118,225
	12,800	12,800	Invitrogen Corp *		859,264	859,264
	39,900	39,900	IVAX Corp *		631,218	631,218
62,000		62,000	Kinetic Concepts Inc *	4,730,600		4,730,600
	14,600	14,600	LifePoint Hospitals Inc *		508,372	508,372
	19,200	19,200	Medco Health Solutions Inc *		798,720	798,720
34,200		34,200	MedImmune Inc *	927,162		927,162
	21,300	21,300	MGI PHARMA Inc *		596,613	596,613
	7,300	7,300	Neurocrine Biosciences Inc *		359,890	359,890
	8,500	8,500	OSI Pharmaceuticals Inc * ⌂		636,225	636,225
54,212		54,212	Patterson Cos Inc *	2,352,259		2,352,259
	43,300	43,300	QLT Inc * † (Canada)		696,264	696,264
53,700	15,800	69,500	Stericycle Inc *	2,467,515	726,010	3,193,525
	21,300	21,300	Triad Hospitals Inc *		792,573	792,573
	18,200	18,200	Valeant Pharmaceuticals International †		479,570	479,570
145,100		145,100	VCA Antech Inc *	2,843,960		2,843,960

				35,395,906	14,130,233	49,526,139

			Integrated Oils - 2.59%

47,400		47,400	Suncor Energy Inc (Canada)	1,677,960		1,677,960
136,060		136,060	Ultra Petroleum Corp * †	6,548,568		6,548,568

				8,226,528	-	8,226,528

			Materials & Processing - 5.44%

	42,600	42,600	American Standard Cos Inc *		1,760,232	1,760,232
	22,400	22,400	Bowater Inc		984,928	984,928
11,100		11,100	Cameco Corp (Canada)	1,163,946		1,163,946
	46,800	46,800	EnerSys * †		713,700	713,700
68,000		68,000	Freeport-McMoRan Copper & Gold Inc ‘B’ †	2,599,640		2,599,640
	43,600	43,600	Nalco Holding Co *		851,072	851,072
93,200		93,200	Placer Dome Inc (Canada)	1,757,752		1,757,752
10,600		10,600	Precision Castparts Corp	696,208		696,208
43,600		43,600	Rinker Group Ltd ADR (Australia)	3,621,852		3,621,852
	41,700	41,700	Sappi Ltd ADR (S. Africa)		604,650	604,650
40,050		40,050	Sealed Air Corp *	2,133,464		2,133,464
	8,300	8,300	The Valspar Corp		415,083	415,083

				11,972,862	5,329,665	17,302,527

			Multi-Industry - 1.63%

93,350		93,350	Brascan Corp ‘A’ (Canada)	3,361,534		3,361,534
	12,800	12,800	Brunswick Corp		633,600	633,600
	16,000	16,000	Textron Inc		1,180,800	1,180,800

				3,361,534	1,814,400	5,175,934

			Producer Durables - 5.53%

	31,900	31,900	Agilent Technologies Inc *		768,790	768,790
49,600		49,600	Andrew Corp *	676,048		676,048
	53,600	53,600	Blount International Inc *		933,712	933,712
251,038		251,038	Crown Castle International Corp *	4,177,272		4,177,272
55,400		55,400	Graco Inc	2,069,190		2,069,190
	10,900	10,900	Joy Global Inc ⌂		473,387	473,387
16,800		16,800	KLA-Tencor Corp *	782,544		782,544
15,900		15,900	Lexmark International Inc ‘A’ *	1,351,500		1,351,500
	10,400	10,400	Littelfuse Inc *		355,264	355,264
	14,900	14,900	Molex Inc		447,000	447,000

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on A-9

A-5

PACIFIC SELECT FUND
MID-CAP GROWTH AND AGGRESSIVE GROWTH PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

Shares				Value
Mid-Cap	Aggressive	Pro Forma		Mid-Cap	Aggressive	Pro Forma
Growth	Growth	Combined	Security	Growth	Growth	Combined
	31,600	31,600	Novellus Systems Inc *		$881,324	$881,324
1,560		1,560	NVR Inc *	$1,200,264		1,200,264
18,300		18,300	Pentair Inc	797,148		797,148
	22,500	22,500	Plantronics Inc		933,075	933,075
	20,800	20,800	Polycom Inc *		485,056	485,056
18,900		18,900	Rockwell Collins Inc	745,416		745,416
	16,700	16,700	Tektronix Inc		504,507	504,507

				11,799,382	5,782,115	17,581,497

			Technology - 12.07%

	21,500	21,500	Acxiom Corp		565,450	565,450
52,610		52,610	Adobe Systems Inc	3,300,751		3,300,751
	33,800	33,800	ADTRAN Inc		646,932	646,932
80,200	41,900	122,100	Akamai Technologies Inc * †	1,045,006	545,957	1,590,963
38,200	20,700	58,900	Altera Corp *	790,740	428,490	1,219,230
	26,600	26,600	Amdocs Ltd * (United Kingdom)		698,250	698,250
	37,300	37,300	AMIS Holdings Inc *		616,196	616,196
27,700		27,700	Apple Computer Inc *	1,783,880		1,783,880
	13,600	13,600	ATI Technologies Inc * (Canada)		263,704	263,704
53,000		53,000	Autodesk Inc	2,011,350		2,011,350
69,800	42,300	112,100	Avaya Inc *	1,200,560	727,560	1,928,120
53,600		53,600	Cognizant Technology Solutions Corp ‘A’ *	2,268,888		2,268,888
	8,800	8,800	Cognos Inc * (Canada)		387,728	387,728
	25,000	25,000	Comverse Technology Inc *		611,250	611,250
	16,800	16,800	Electronics for Imaging Inc *		292,488	292,488
17,700		17,700	FLIR Systems Inc * †	1,129,083		1,129,083
	21,000	21,000	Intersil Corp ‘A’		351,540	351,540
73,900		73,900	Juniper Networks Inc * †	2,009,341		2,009,341
50,400		50,400	Linear Technology Corp	1,953,504		1,953,504
77,100		77,100	Marvell Technology Group Ltd * (Bermuda)	2,734,737		2,734,737
	19,000	19,000	Maxim Integrated Products Inc		805,410	805,410
26,500		26,500	McAfee Inc *	766,645		766,645
46,480	8,300	54,780	Mercury Interactive Corp *	2,117,164	378,065	2,495,229
	63,590	63,590	Microchip Technology Inc		1,695,309	1,695,309
50,000		50,000	Network Appliance Inc *	1,661,000		1,661,000
	20,800	20,800	PerkinElmer Inc		467,792	467,792
68,700		68,700	salesforce.com Inc * †	1,163,778		1,163,778
	25,300	25,300	Symantec Corp *		651,728	651,728
	34,100	34,100	Synopsys Inc *		669,042	669,042
34,600		34,600	Tessera Technologies Inc * †	1,287,466		1,287,466
	11,800	11,800	Xilinx Inc		349,870	349,870

				27,223,893	11,152,761	38,376,654

			Utilities - 2.64%

	17,500	17,500	DPL Inc †		439,425	439,425
14,500		14,500	Kinder Morgan Inc	1,060,385		1,060,385
37,420		37,420	NII Holdings Inc * †	1,775,579		1,775,579
40,711		40,711	NTL Inc *	2,970,275		2,970,275
42,100		42,100	Questar Corp	2,145,416		2,145,416

				7,951,655	439,425	8,391,080

			Total Common Stocks	225,760,087	80,388,048	306,148,135

Principal Amount

			SHORT-TERM INVESTMENTS - 4.06%

			U.S. Government Agency Issue - 1.50%

			Fannie Mae
$4,768,000		$4,768,000	1.250% due 01/03/05	4,767,669	-	4,767,669

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on A-9

A-6

PACIFIC SELECT FUND
MID-CAP GROWTH AND AGGRESSIVE GROWTH PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

Principal Amount				Value
Mid-Cap	Aggressive	Pro Forma		Mid-Cap	Aggressive	Pro Forma
Growth	Growth	Combined	Security	Growth	Growth	Combined
			Repurchase Agreements - 2.56%

$15,000		$15,000	State Street Bank and Trust Co 1.500% due 01/03/05 (Dated 12/31/04, repurchase price of $15,002; collateralized by U.S. Treasury Bonds 11.250% due 02/15/15 and market value $16,123)	$15,000		$15,000

	$8,125,000	8,125,000	State Street Bank and Trust Co 2.100% due 01/03/05 (Dated 12/31/04, repurchase price of $8,126,422; collateralized by Federal Home Loan Bank 5.000% due 02/15/18 and market value $8,290,063)		$8,125,000	8,125,000

				15,000	8,125,000	8,140,000

			Total Short-Term Investments	4,782,669	8,125,000	12,907,669

			TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.38%	230,542,756	88,513,048	319,055,804

Shares

			SECURITIES LENDING COLLATERAL - 13.57%

33,635,179	9,482,281	43,117,460	State Street Navigator Securities Lending Prime Portfolio 2.203% Δ	33,635,179	9,482,281	43,117,460

			TOTAL INVESTMENTS - 113.95%	264,177,935	97,995,329	362,173,264

			OTHER ASSETS & LIABILITIES, NET - (13.96%)	(34,389,076)	(9,994,491)	(44,383,567)

			NET ASSETS BEFORE ADJUSTMENT - 99.99%	$229,788,859	$88,000,838	317,789,697

			NET ADJUSTMENT - 0.01% (a)			42,954

			NET ASSETS AFTER ADJUSTMENT - 100.00%			$317,832,651

			TOTAL INVESTMENTS - COST	$225,649,028	$90,117,735	$315,766,763

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on A-9

A-7

PACIFIC SELECT FUND
MID-CAP GROWTH AND AGGRESSIVE GROWTH PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

Notes to Pro Forma Schedules of Investments

(a) See explanation of net adjustment in Notes (a) and (b) on A-1.

	Mid-Cap	Aggressive	Pro Forma
	Growth	Growth	Combined

(b) As of December 31, 2004, the portfolios were diversified as a percentage of net assets as follows:

Consumer Discretionary	39.54%	27.42%	36.18%
Short-Term Investments & Securities Lending Collateral	16.72%	20.01%	17.63%
Health Care	15.40%	16.06%	15.58%
Technology	11.85%	12.67%	12.07%
Financial Services	9.23%	14.07%	10.57%
Producer Durables	5.14%	6.57%	5.53%
Materials & Processing	5.21%	6.06%	5.44%
Utilities	3.46%	0.50%	2.64%
Energy	1.91%	4.40%	2.60%
Integrated Oils	3.58%		2.59%
Multi-Industry	1.46%	2.06%	1.63%
Autos & Transportation	1.47%	0.79%	1.28%
Consumer Staples		0.75%	0.21%

	114.97%	111.36%	113.95%
Other Assets & Liabilities (Net), and Net Adjustment	(14.97%)	(11.36%)	(13.95%)

	100.00%	100.00%	100.00%

(c) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on A-9

A-8

PACIFIC SELECT FUND
MID-CAP GROWTH AND AGGRESSIVE GROWTH PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

Mid-Cap	Aggressive	Pro Forma		Mid-Cap	Aggressive	Pro Forma
Growth	Growth	Combined		Growth	Growth	Combined

(d) Transactions in written options for the year ended December 31, 2004 were as follows:

Number of Contracts				Premium

	-	-	Outstanding, December 31, 2003		$-	$-
	1,785	1,785	Call Options Written		150,853	150,853
	(410)	(410)	Call Options Exercised		(37,592)	(37,592)
	(590)	(590)	Call Options Expired		(32,076)	(32,076)
	(77)	(77)	Call Options Repurchased		(6,995)	(6,995)

-	708	708	Outstanding, December 31, 2004	$-	$74,190	$74,190

(e) Premiums received and value of written options outstanding as of December 31, 2004:

Number of Contracts			Type	Value

	80	80	Call - CBOE Eon Labs Inc Strike @ $30.00 Exp. 01/22/05 Broker: Lehman Brothers Holdings Inc (Premium $5,674)		$2,000	$2,000

	135	135	Call - CBOE Impax Laboratories Inc Strike @ $17.50 Exp. 02/19/05 Broker: Citigroup Inc (Premium $6,542)		8,100	8,100

	138	138	Call - CBOE Caremark Rx Inc Strike @ $40.00 Exp. 02/19/05 Broker: Citigroup Inc (Premium $16,179)		19,665	19,665

	83	83	Call - CBOE Joy Global Inc Strike @ $45.00 Exp. 02/19/05 Broker: JPMorgan Chase & Co (Premium $11,677)		11,413	11,413

	105	105	Call - CBOE Alliance Data Systems Corp Strike @ $50.00 Exp. 02/19/05 Broker: JPMorgan Chase & Co (Premium $10,457)		8,137	8,137

	125	125	Call - CBOE Investors Financial Services Corp Strike @ $50.00 Exp. 02/19/05 Broker: Credit Suisse First Boston Corp (Premium $12,750)		27,500	27,500

	42	42	Call - CBOE OSI Pharmaceuticals Inc Strike @ $80.00 Exp. 02/19/05 Broker: Lehman Brothers Holdings Inc (Premium $10,911)		11,760	11,760

				$-	$88,575	$88,575

(f) Explanation of Symbols for Pro Forma Schedules of Investments:

* Non-income producing securities.
† Securities (or a portion of securities) on loan as of December 31, 2004.
Δ Rate shown reflects 7-day yield as of December 31, 2004.
⌂ A portion of this security is subject to call/put options written.

(g) Explanation of Terms for Pro Forma Schedules of Investments:

ADR	American Depositary Receipt
CBOE	Chicago Board of Options Exchange

See Notes to Pro Forma Financial Statements

A-9

PACIFIC SELECT FUND

Pro Forma Statement of Assets and Liabilities
June 30, 2005 (Unaudited)
(In thousands, except per share amounts)

	Mid-Cap	Aggressive			Pro Forma
	Growth	Growth	Adjustments		Combined

ASSETS
Investments and repurchase agreements, at value	$278,463	$93,878	$-		$372,341
Cash	1	247	-		248
Receivables:
Dividends and interest	98	12	-		110
Fund shares sold	1	4	-		5
Securities sold	3,475	1,101	-		4,576

Total Assets	282,038	95,242	-		377,280

LIABILITIES
Payable upon return of securities loaned	54,107	14,640	-		68,747
Payables:
Fund shares redeemed	490	338	-		828
Securities purchased	3,750	1,728	-		5,478
Accrued advisory fees	164	61	(37	)(a)	188
Accrued custodian and portfolio accounting fees	18	23	(20	)(a)	21
Accrued trustee deferred compensation and retirement benefits	10	4	-		14
Accrued reorganization expenses	-	-	57	(b)	57
Accrued other	10	7	-		17
Outstanding options written, at value	-	27	-		27

Total Liabilities	58,549	16,828	-		75,377

NET ASSETS	$223,489	$78,414	$-		$301,903

NET ASSETS CONSIST OF:
Paid-in capital	$218,736	$78,593	$-		$297,329
Accumulated net investment loss	(445)	(89)	-		(534)
Accumulated net realized loss	(23,272)	(1,218)	-		(24,490)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	28,470	1,128	-		29,598

NET ASSETS	$223,489	$78,414	$-		$301,903

Shares of beneficial interest outstanding of $.001 par value	31,824	8,941	2,225	(c)	42,990

Net Asset Value Per Share	$7.02	$8.77	$-		$7.02

Investments and repurchase agreements, at cost	$249,993	$92,764	$-		$342,757
Repurchase agreements, at value	2	5,725	-		5,727
Securities on loan, at value	52,682	14,337	-		67,019
Premium received from outstanding options written	-	41	-		41

(a)	Adjustments reflect (1) reduction in advisory fees from 1.00% for the Aggressive Growth Portfolio to 0.90% for the Mid-Cap Growth Portfolio, and (2) decrease in custodian transaction costs due to the elimination of duplicative expenses achieved by merging the portfolios.

(b)	Half of the estimated reorganization expenses to be absorbed by both portfolios (See Note 11 to Pro Forma Financial Statements).

(c)	Adjustment reflects new shares issued, net of retired shares of the Aggressive Growth Portfolio (See Note 9 to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements

PACIFIC SELECT FUND

Pro Forma Statement of Operations
For the Period Ended June 30, 2005 (Unaudited)
(In thousands)

	Mid-Cap	Aggressive			Pro Forma
	Growth	Growth	Adjustments		Combined

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$501	$247	$-		$748
Interest	48	57	-		105
Securities lending	52	4	-		56

Total Investment Income	601	308	-		909

EXPENSES
Advisory fees	977	372	(37)	(b)	1,312
Custodian fees and expenses	16	22	(20)	(b)	18
Portfolio accounting fees	22	9	-		31
Printing expenses	5	2	-		7
Postage and mailing expenses	2	1	-		3
Legal and audit fees	4	1	-		5
Trustees’ fees and expenses	3	1	-		4
Interest expenses	1	1	-		2
Reorganization expenses	-	-	57	(c)	57
Other	5	4	-		9

Total Expenses	1,035	413	-		1,448
Recaptured Commissions	-	(22)	-		(22)
Advisory Fee Waiver (a)	-	-	-		-

Net Expenses	1,035	391	-		1,426

NET INVESTMENT LOSS	(434)	(83)	-		(517)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investment security transactions	16,225	5,665	-		21,890
Written option transactions	-	82	-		82

Net Realized Gain	16,225	5,747	-		21,972

Change in net unrealized appreciation (depreciation) on:
Investment securities	(10,058)	(6,763)	-		(16,821)
Written options	-	28	-		28

Change in Net Unrealized Depreciation	(10,058)	(6,735)	-		(16,793)

NET GAIN (LOSS)	6,167	(988)	-		5,179

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,733	($1,071)	$-		$4,662

Foreign taxes withheld on dividends	$6	$-	$-		$6

(a)	Effective May 1, 2005, Pacific Life waived a portion of its advisory fees for all portfolios pursuant to the Advisory Fee Reduction Program (See Note 3 to Pro Forma Financial Statements). The advisory fee waivers for the Mid-Cap Growth and Aggressive Growth Portfolios in full dollars were $447 and $145, respectively.

(b)	Adjustments reflect (1) reduction in advisory fees from 1.00% for the Aggressive Growth Portfolio to 0.90% for the Mid-Cap Growth Portfolio, and (2) decrease in custodian transaction costs due to the elimination of duplicative expenses achieved by merging the portfolios.

(c)	Half of the estimated reorganization expenses to be absorbed by both portfolios (See Note 11 to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements

PACIFIC SELECT FUND
MID-CAP GROWTH AND AGGRESSIVE GROWTH PORTFOLIOS

Pro Forma Schedule of Investments
June 30, 2005 (Unaudited)

Shares				Value
Mid-Cap	Aggressive	Pro Forma		Mid-Cap	Aggressive	Pro Forma
Growth	Growth	Combined	Security	Growth	Growth	Combined
			COMMON STOCKS - 97.08%

			Autos & Transportation - 4.07%

75,200		75,200	C.H. Robinson Worldwide Inc	$4,376,640		$4,376,640
43,600		43,600	Expeditors International of Washington Inc	2,171,716		2,171,716
67,100		67,100	Harley-Davidson Inc	3,328,160		3,328,160
38,900		38,900	Polaris Industries Inc †	2,100,600		2,100,600
	23,000	23,000	Southwest Airlines Co		$320,390	320,390

				11,977,116	320,390	12,297,506

			Consumer Discretionary - 40.76%

125,333		125,333	Activision Inc *	2,070,501		2,070,501
	21,350	21,350	Aeropostale Inc *		717,360	717,360
87,900		87,900	Amazon.com Inc *	2,907,732		2,907,732
	21,800	21,800	ARAMARK Corp ‘B’		575,520	575,520
	12,500	12,500	Avon Products Inc		473,125	473,125
50,700	10,300	61,000	Bed Bath & Beyond Inc *	2,118,246	430,334	2,548,580
107,600		107,600	BJ’s Wholesale Club Inc *	3,495,924		3,495,924
58,100	14,200	72,300	Career Education Corp *	2,127,041	519,862	2,646,903
	22,650	22,650	CDW Corp		1,293,088	1,293,088
63,420		63,420	Chico’s FAS Inc *	2,174,038		2,174,038
56,000	15,500	71,500	ChoicePoint Inc *	2,242,800	620,775	2,863,575
	21,300	21,300	Cintas Corp		822,180	822,180
	24,000	24,000	Cogent Inc * †		685,200	685,200
	10,300	10,300	CoStar Group Inc *		449,080	449,080
86,719		86,719	Dolby Laboratories Inc ‘A’ *	1,913,021		1,913,021
	3,900	3,900	DSW Inc ‘A’ * #		97,305	97,305
25,264	21,400	46,664	Fisher Scientific International Inc *	1,639,634	1,388,860	3,028,494
	25,300	25,300	Fossil Inc * †		574,310	574,310
88,744		88,744	Getty Images Inc * †	6,590,129		6,590,129
	5,800	5,800	Harman International Industries Inc		471,888	471,888
	10,000	10,000	Hewitt Associates Inc ‘A’ *		265,100	265,100
	25,400	25,400	Hot Topic Inc * †		485,648	485,648
185,180	20,200	205,380	International Game Technology †	5,212,817	568,630	5,781,447
28,200		28,200	International Speedway Corp ‘A’	1,586,532		1,586,532
108,780	39,600	148,380	Iron Mountain Inc * †	3,374,356	1,228,392	4,602,748
48,200		48,200	ITT Educational Services Inc *	2,574,844		2,574,844
	31,500	31,500	Jackson Hewitt Tax Service Inc		744,660	744,660
101,900	25,200	127,100	Lamar Advertising Co ‘A’ *	4,358,263	1,077,804	5,436,067
44,700		44,700	Laureate Education Inc * †	2,139,342		2,139,342
	22,700	22,700	Linens ’n Things Inc *		537,082	537,082
176,800		176,800	Monster Worldwide Inc *	5,070,624		5,070,624
	24,200	24,200	Navigant Consulting Inc * †		427,372	427,372
28,000		28,000	NetEase.com Inc ADR * † (China)	1,599,080		1,599,080
	5,700	5,700	Outback Steakhouse Inc		257,868	257,868
56,360		56,360	P.F. Chang’s China Bistro Inc * †	3,324,113		3,324,113
74,100		74,100	Penn National Gaming Inc *	2,704,650		2,704,650
	27,700	27,700	PETCO Animal Supplies Inc *		812,164	812,164
	42,800	42,800	Radio One Inc ‘D’ *		546,556	546,556
	88,200	88,200	Regal Entertainment Group ‘A’ †		1,665,216	1,665,216
	20,300	20,300	Ruby Tuesday Inc †		525,770	525,770
62,300		62,300	SCP Pool Corp †	2,186,107		2,186,107
59,700		59,700	Shanda Interactive Entertainment Ltd ADR * † (China)	2,196,363		2,196,363
55,600		55,600	SINA Corp * † (China)	1,551,240		1,551,240
	48,000	48,000	SIRVA Inc * †		408,480	408,480
96,300		96,300	Station Casinos Inc	6,394,320		6,394,320
47,900		47,900	Strayer Education Inc †	4,131,854		4,131,854
98,850		98,850	The Cheesecake Factory Inc * †	3,433,060		3,433,060
119,200		119,200	The Corporate Executive Board Co	9,336,936		9,336,936
	20,200	20,200	The Estee Lauder Cos Inc ‘A’		790,426	790,426
45,500		45,500	Tractor Supply Co * †	2,234,050		2,234,050
	19,300	19,300	Tuesday Morning Corp †		608,336	608,336
56,900	65,265	122,165	Univision Communications Inc ‘A’ *	1,567,595	1,798,051	3,365,646
47,800		47,800	Urban Outfitters Inc *	2,709,782		2,709,782

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on B-8

PACIFIC SELECT FUND
MID-CAP GROWTH AND AGGRESSIVE GROWTH PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares				Value
Mid-Cap	Aggressive	Pro Forma		Mid-Cap	Aggressive	Pro Forma
Growth	Growth	Combined	Security	Growth	Growth	Combined
	12,800	12,800	VeriSign Inc *		$368,128	$368,128
43,200		43,200	Weight Watchers International Inc * †	$2,229,552		2,229,552
	20,400	20,400	WESCO International Inc * †		640,152	640,152
63,800		63,800	Wynn Resorts Ltd * †	3,015,826		3,015,826

				100,210,372	22,874,722	123,085,094

			Consumer Staples - 0.51%

	29,900	29,900	Coca-Cola Enterprises Inc		658,099	658,099
	9,500	9,500	Molson Coors Brewing Co ‘B’		589,000	589,000
	11,500	11,500	TreeHouse Foods Inc *		327,865	327,865

				-	1,574,964	1,574,964

			Energy - 1.43%

	6,300	6,300	BJ Services Co		330,624	330,624
	43,200	43,200	ENSCO International Inc ⌂		1,544,400	1,544,400
	45,600	45,600	Key Energy Services Inc *		551,760	551,760
	15,400	15,400	Pride International Inc *		395,780	395,780
	32,400	32,400	Rowan Cos Inc		962,604	962,604
	20,200	20,200	TODCO ‘A’ * ⌂		518,534	518,534

				-	4,303,702	4,303,702

			Financial Services - 11.66%

	8,800	8,800	Affiliated Managers Group Inc * †		601,304	601,304
	50,400	50,400	Alliance Data Systems Corp *		2,044,224	2,044,224
	32,800	32,800	Amegy Bancorp Inc		734,064	734,064
129,200		129,200	Ameritrade Holding Corp * †	2,401,828		2,401,828
137,291		137,291	Calamos Asset Management Inc ‘A’	3,739,807		3,739,807
55,100		55,100	CB Richard Ellis Group Inc ‘A’ *	2,416,686		2,416,686
20,680		20,680	Chicago Mercantile Exchange Holdings Inc †	6,110,940		6,110,940
	10,100	10,100	Fiserv Inc *		433,795	433,795
33,000		33,000	Global Payments Inc †	2,237,400		2,237,400
	32,800	32,800	Independence Community Bank Corp		1,211,304	1,211,304
	40,740	40,740	Investors Financial Services Corp †		1,540,787	1,540,787
2,200		2,200	Moody’s Corp	98,912		98,912
	55,101	55,101	New York Community Bancorp Inc †		998,430	998,430
	35,300	35,300	North Fork Bancorp Inc		991,577	991,577
	21,400	21,400	Nuveen Investments Inc ‘A’ †		805,068	805,068
	43,100	43,100	Paychex Inc		1,402,474	1,402,474
86,800		86,800	Plum Creek Timber Co Inc	3,150,840		3,150,840
	13,900	13,900	SLM Corp		706,120	706,120
	16,900	16,900	The South Financial Group Inc †		480,298	480,298
4,885		4,885	White Mountains Insurance Group Ltd †	3,081,946		3,081,946

				23,238,359	11,949,445	35,187,804

			Health Care - 12.71%

	24,300	24,300	Advanced Medical Optics Inc *		965,925	965,925
32,300		32,300	Affymetrix Inc * †	1,741,939		1,741,939
	25,200	25,200	Amylin Pharmaceuticals Inc * † ⌂		527,436	527,436
	4,000	4,000	Beckman Coulter Inc		254,280	254,280
	37,100	37,100	Biomet Inc		1,285,144	1,285,144
	43,100	43,100	Cytyc Corp *		950,786	950,786
47,600		47,600	Dade Behring Holdings Inc	3,094,476		3,094,476
	10,100	10,100	DaVita Inc *		459,348	459,348
66,700	15,700	82,400	Gen-Probe Inc * †	2,416,541	568,811	2,985,352
	53,700	53,700	HealthSouth Corp * †		300,720	300,720
25,800		25,800	INAMED Corp *	1,727,826		1,727,826
	30,600	30,600	IVAX Corp *		657,900	657,900
38,484	18,900	57,384	Kinetic Concepts Inc *	2,309,040	1,134,000	3,443,040
	21,400	21,400	Kyphon Inc * †		744,506	744,506
	6,400	6,400	Martek Biosciences Corp * †		242,880	242,880
	30,300	30,300	Medicis Pharmaceutical Corp ‘A’		961,419	961,419
	12,600	12,600	MedImmune Inc *		336,672	336,672
	37,800	37,800	MGI PHARMA Inc * †		822,528	822,528
	10,100	10,100	Neurocrine Biosciences Inc * †		424,806	424,806
	12,000	12,000	Omnicare Inc		509,160	509,160
69,812		69,812	Patterson Cos Inc *	3,147,125		3,147,125

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on B-8

PACIFIC SELECT FUND
MID-CAP GROWTH AND AGGRESSIVE GROWTH PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares				Value
Mid-Cap	Aggressive	Pro Forma		Mid-Cap	Aggressive	Pro Forma
Growth	Growth	Combined	Security	Growth	Growth	Combined
	53,800	53,800	QLT Inc * † (Canada)		$560,596	$560,596
	10,100	10,100	Sepracor Inc *		606,101	606,101
64,800		64,800	St. Jude Medical Inc *	$2,825,928		2,825,928
65,852		65,852	Stericycle Inc * †	3,313,673		3,313,673
21,200	8,800	30,000	The Cooper Cos Inc †	1,290,232	535,568	1,825,800
	9,500	9,500	Triad Hospitals Inc *		519,080	519,080
	30,200	30,200	Valeant Pharmaceuticals International		532,426	532,426
	15,400	15,400	Varian Medical Systems Inc *		574,882	574,882
83,200		83,200	VCA Antech Inc * †	2,017,600		2,017,600

				23,884,380	14,474,974	38,359,354

			Integrated Oils - 2.80%

277,960		277,960	Ultra Petroleum Corp * †	8,438,866	-	8,438,866

			Materials & Processing - 5.92%

	18,400	18,400	Airgas Inc		453,928	453,928
	14,200	14,200	American Standard Cos Inc		595,264	595,264
80,900		80,900	Cameco Corp (Canada)	3,620,275		3,620,275
	25,200	25,200	Corn Products International Inc †		598,752	598,752
	28,000	28,000	Crown Holdings Inc *		398,440	398,440
	40,700	40,700	EnerSys * †		554,741	554,741
	9,000	9,000	Maverick Tube Corp *		268,200	268,200
33,100		33,100	Monsanto Co	2,080,997		2,080,997
	15,600	15,600	Nalco Holding Co *		306,228	306,228
	20,300	20,300	Owens-Illinois Inc *		508,515	508,515
63,300		63,300	Rinker Group Ltd ADR † (Australia)	3,360,597		3,360,597
	10,700	10,700	Rohm & Haas Co		495,838	495,838
43,450		43,450	Sealed Air Corp *	2,163,375		2,163,375
27,100		27,100	The St. Joe Co	2,209,734		2,209,734
	6,800	6,800	York International Corp		258,400	258,400

				13,434,978	4,438,306	17,873,284

			Multi-Industry - 1.27%

85,928		85,928	Brascan Corp ‘A’ (Canada)	3,279,012		3,279,012
	7,600	7,600	Textron Inc		576,460	576,460

				3,279,012	576,460	3,855,472

			Producer Durables - 4.56%

	50,400	50,400	Blount International Inc * †		841,176	841,176
253,338		253,338	Crown Castle International Corp * †	5,147,828		5,147,828
	10,600	10,600	Engineered Support Systems Inc †		379,798	379,798
	11,300	11,300	KLA-Tencor Corp		493,810	493,810
	14,600	14,600	Mine Safety Appliances Co †		674,520	674,520
5,592		5,592	NVR Inc *	4,529,520		4,529,520
	12,600	12,600	Pentair Inc		539,406	539,406
	12,500	12,500	Terex Corp *		492,500	492,500
	17,600	17,600	Waters Corp *		654,192	654,192

				9,677,348	4,075,402	13,752,750

			Technology - 8.13%

	20,200	20,200	Affiliated Computer Services Inc ‘A’ *		1,032,220	1,032,220
134,000		134,000	Akamai Technologies Inc * †	1,759,420		1,759,420
	19,300	19,300	Amdocs Ltd * (United Kingdom)		510,099	510,099
	8,800	8,800	Amphenol Corp ‘A’		353,496	353,496
	59,200	59,200	BEA Systems Inc *		519,776	519,776
	71,000	71,000	Brocade Communications Systems Inc *		275,480	275,480
	12,000	12,000	Cognos Inc * (Canada)		409,680	409,680
	10,100	10,100	Hyperion Solutions Corp * †		406,424	406,424
	28,900	28,900	Integrated Device Technology Inc *		310,675	310,675
	8,400	8,400	L-3 Communications Holdings Inc		643,272	643,272
86,500		86,500	Marvell Technology Group Ltd * (Bermuda)	3,290,460		3,290,460
	35,300	35,300	Maxim Integrated Products Inc		1,348,813	1,348,813
	5,100	5,100	Mercury Interactive Corp *		195,636	195,636
	23,200	23,200	Micron Technology Inc *		236,872	236,872
74,300		74,300	Network Appliance Inc *	2,100,461		2,100,461

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on B-8

PACIFIC SELECT FUND
MID-CAP GROWTH AND AGGRESSIVE GROWTH PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares				Value
Mid-Cap	Aggressive	Pro Forma		Mid-Cap	Aggressive	Pro Forma
Growth	Growth	Combined	Security	Growth	Growth	Combined
	23,700	23,700	PerkinElmer Inc		$447,930	$447,930
	28,100	28,100	Perot Systems Corp ‘A’ * †		399,582	399,582
	12,900	12,900	QLogic Corp *		398,223	398,223
174,000		174,000	Red Hat Inc * †	$2,279,400		2,279,400
176,800		176,800	salesforce.com inc * †	3,620,864		3,620,864
	16,400	16,400	Semtech Corp *		273,060	273,060
103,100		103,100	Tessera Technologies Inc * †	3,444,571		3,444,571
	43,600	43,600	TIBCO Software Inc *		285,144	285,144

				16,495,176	8,046,382	24,541,558

			Utilities - 3.26%

	25,200	25,200	DPL Inc		691,740	691,740
	4,700	4,700	NeuStar Inc ‘A’ * #		120,320	120,320
101,020		101,020	NII Holdings Inc * †	6,459,219		6,459,219
37,800		37,800	Questar Corp	2,491,020		2,491,020
	4,800	4,800	Valor Communications Group Inc †		66,240	66,240

				8,950,239	878,300	9,828,539

			Total Common Stocks	219,585,846	73,513,047	293,098,893

Principal Amount

			SHORT-TERM INVESTMENTS - 3.48%

			U.S. Government Agency Issue - 1.58%

			Federal Home Loan Bank
$4,768,000		$4,768,000	2.600% due 07/01/05	4,768,000	-	4,768,000

			Repurchase Agreements - 1.90%
			State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $2,000; collateralized by U.S. Treasury Bonds 7.250% due 08/15/22
2,000		2,000	and market value $6,918)	2,000		2,000

			State Street Bank and Trust Co 2.680% due 07/01/05 (Dated 06/30/05, repurchase price of $5,725,426; collateralized by Federal Home Loan Bank 4.125% due
	$5,725,000	5,725,000	02/15/08 and market value $5,842,121)		5,725,000	5,725,000

				2,000	5,725,000	5,727,000

			Total Short-Term Investments	4,770,000	5,725,000	10,495,000

			TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.56%	224,355,846	79,238,047	303,593,893

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on B-8

PACIFIC SELECT FUND
MID-CAP GROWTH AND AGGRESSIVE GROWTH PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares				Value
Mid-Cap	Aggressive	Pro Forma		Mid-Cap	Aggressive	Pro Forma
Growth	Growth	Combined	Security	Growth	Growth	Combined
			SECURITIES LENDING COLLATERAL - 22.77%

			State Street Navigator Securities Lending
54,107,329	14,640,183	68,747,512	Prime Portfolio 3.150% Δ	$54,107,329	$14,640,183	$68,747,512

			TOTAL INVESTMENTS - 123.33%	278,463,175	93,878,230	372,341,405

			OTHER ASSETS & LIABILITIES, NET - (23.33%)	(54,974,137)	(15,464,209)	(70,438,346)

			NET ASSETS BEFORE ADJUSTMENT - 100.00%	$223,489,038	$78,414,021	301,903,059

			NET ADJUSTMENT - 0.00% (a)			319

			NET ASSETS AFTER ADJUSTMENT - 100.00%			$301,903,378

			TOTAL INVESTMENTS - COST	$249,992,705	$92,763,948	$342,756,653

Notes to Pro Forma Schedules of Investments

(a) See explanation of net adjustment in Notes (a) and (b) on B-1.

(b) As of June 30, 2005, the portfolios were diversified as a percentage of net assets as follows:

Consumer Discretionary	44.84%	29.17%	40.76%
Short-Term Investments & Securities Lending Collateral	26.34%	25.97%	26.25%
Health Care	10.69%	18.46%	12.71%
Financial Services	10.40%	15.24%	11.66%
Technology	7.38%	10.26%	8.13%
Materials & Processing	6.01%	5.66%	5.92%
Producer Durables	4.33%	5.20%	4.56%
Autos & Transportation	5.36%	0.41%	4.07%
Utilities	4.00%	1.12%	3.26%
Integrated Oils	3.78%		2.80%
Energy		5.49%	1.43%
Multi-Industry	1.47%	0.73%	1.27%
Consumer Staples		2.01%	0.51%

	124.60%	119.72%	123.33%
Other Assets & Liabilities (Net), and Net Adjustment	(24.60%)	(19.72%)	(23.33%)

	100.00%	100.00%	100.00%

(c) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

Mid-Cap	Aggressive	Pro Forma		Mid-Cap	Aggressive	Pro Forma
Growth	Growth	Combined		Growth	Growth	Combined

(d) Transactions in written options for the six-month period ended June 30, 2005 were as follows:

Number of Contracts				Premium
	708	708	Outstanding, December 31, 2004		$74,190	$74,190
	978	978	Call Options Written		128,504	128,504
	(877)	(877)	Call Options Expired		(93,601)	(93,601)
	(418)	(418)	Call Options Repurchased		(68,094)	(68,094)

-	391	391	Outstanding, June 30, 2005	$-	$40,999	$40,999

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on B-8

PACIFIC SELECT FUND
MID-CAP GROWTH AND AGGRESSIVE GROWTH PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Mid-Cap	Aggressive	Pro Forma		Mid-Cap	Aggressive	Pro Forma
Growth	Growth	Combined		Growth	Growth	Combined

(e) Premiums received and value of written options outstanding as of June 30, 2005:

Number of Contracts			Type	Value
			Call - CBOE Amylin Pharmaceuticals Inc
			Strike @ $22.50 Exp. 08/20/05
			Broker: Lehman Brothers Holdings Inc
	58	58	(Premium $5,720)		$5,837	$5,837

			Call - CBOE TODCO ‘A’
			Strike @ $30.00 Exp. 09/17/05
			Broker: Merrill Lynch & Co Inc
	81	81	(Premium $4,685)		5,872	5,872

			Call - CBOE ENSCO International Inc
			Strike @ $40.00 Exp. 09/17/05
			Broker: JPMorgan Chase & Co
	252	252	(Premium $30,594)		15,750	15,750

				$-	$27,459	$27,459

(f) Explanation of Symbols for Pro Forma Schedules of Investments:

*	Non-income producing securities.
†	Securities (or a portion of securities) on loan as of June 30, 2005.
Δ	Rate shown reflects 7-day yield as of June 30, 2005.
#	Securities purchased on a when-issued or delayed-delivery basis.
⌂	A portion of this security is subject to call/put options written.

(g) Explanation of Terms for Pro Forma Schedules of Investments:

ADR	American Depositary Receipt
CBOE	Chicago Board of Options Exchange

See Notes to Pro Forma Financial Statements

PACIFIC SELECT FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS
(Unaudited)

1.  BASIS OF COMBINATION

     On November 14, 2005, the Board of Trustees of Pacific Select Fund (the “Board”) approved a Plan of Reorganization whereby, subject to approval by the shareholders of the Aggressive Growth Portfolio (the “Acquired Portfolio”), the Mid-Cap Growth Portfolio (the “Surviving Portfolio”) will acquire all the assets of the Acquired Portfolio subject to the liabilities of such Acquired Portfolio, in exchange for a number of shares having an aggregate value equal to the aggregate value of the shares of the Acquired Portfolio (the “Reorganization”).

     The Reorganization will be accounted for as a tax-free merger of investment companies. The pro forma financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred as of December 31, 2004 and June 30, 2005. The unaudited pro forma statements of assets and liabilities and schedule of investments reflect the financial position of the Surviving Portfolio and the Acquired Portfolio (each a “Portfolio” and collectively, the “Portfolios”) as of December 31, 2004 and June 30, 2005. The unaudited pro forma statements of operations reflect the results of operations of the Portfolios for the year ended December 31, 2004 and for the six-month period ended June 30, 2005. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net assets value at the dates indicated above for the Portfolios under accounting principles generally accepted in the United States of America (“U.S. GAAP”). The historical cost of investment securities will be carried forward to the Surviving Portfolio, and results of operations of the Surviving Portfolio for pre-combination periods will not be restated.

     The pro forma statements of assets and liabilities, statements of operations, and schedule of investments should be read in conjunction with the historical financial statements of the Aggressive Growth Portfolio and Mid-Cap Growth Portfolio of Pacific Select Fund (the “Fund”) incorporated by reference in the Statements of Additional Information.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in conformity with U.S. GAAP for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.

     A.  Portfolio Valuation

     Each portfolio’s net asset value (“NAV”) per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open. For purposes of calculating the NAV, the Fund uses pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier.

     Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Securities, including options contracts, traded on over-the-counter markets and listed securities for which no sales are reported, are generally valued at the mean between the most recent bid and asked quotes obtained from a quotation reporting system, from established market makers, or from broker-dealers.

     Fixed income securities are generally valued at the mean between the bid and asked prices obtained from pricing sources (including pricing services and quotation reporting systems), market makers, or broker-dealers. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Fund’s Board. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

     Securities for which market quotations are not readily available or are deemed to be unreliable or inaccurate are valued at their fair value as determined in good faith pursuant to procedures established by the Board. Fair values may not be indicative of the price that a portfolio could obtain for a security if it were to dispose of the security as of the close of the NYSE.

     In determining the fair value of securities, the Fund may consider available information including information that becomes known after the time of the close of the NYSE, and the values that are determined will be deemed to be the price as of the time of the close of the NYSE.

     If events occur between the time of the determination of the closing price of a foreign security on an exchange or over-the-counter market and the time a portfolio’s NAV is determined, or if, under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on a portfolio’s NAV, the security would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.

     The Fund retains a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data, and fair values determined with the assistance of the service will be based on the data utilized by the service. These fair values may not be indicative of the price that a portfolio could obtain for a foreign security if it were to dispose of the security as of the close of the NYSE.

     B.  Securities Transactions and Investment Income

     Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date and interest income is not accrued until settlement date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. Distributions received in excess of income are recorded as a reduction of cost of the related investments. Interest Income is recorded on the accrual basis.

     C.  Foreign Currency Translation

     Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the end of the reporting period. Purchases and sales of securities, interest income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

PACIFIC SELECT FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

     The Fund does not separately report on the pro forma Statements of Operations the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included in net realized and change in unrealized gain or loss from investments.

     Net realized foreign exchange gains and losses arise from sales of a portfolio’s securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.

     D.  Expense Allocation

     General expenses of the Fund (including custodial asset-based fees, portfolio accounting fees, legal and audit fees, printing and mailing expenses, and fees and expenses of the Independent Trustees) are allocated to each portfolio in proportion to its relative average daily net assets. Expenses directly attributable to a particular portfolio (including advisory fees, custodial transaction-based fees, legal fees, interest expenses, registration fees, and certain taxes) are charged directly to that portfolio.

     E.  Equalization

     The Portfolios follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of Portfolios’ shares, equivalent on a per share basis to the amount of distributable investment income on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed investment income per share is unaffected by sales or redemptions of fund shares.

     F.  Options Contracts

     The Portfolios may write or purchase call and put options on futures, swaps, securities, or currencies. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call or put option, an amount equal to the premium received or paid by the portfolio is included in a portfolio’s Statements of Assets and Liability as a liability or an investment and subsequently adjusted to the current market value, based on the option’s quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a portfolio may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid.

     G.  When-Issued Securities and Delayed-Delivery Transactions

     The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or delayed-delivery basis are identified as such in each applicable portfolio’s Schedule of Investments. When when-issued securities and delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a when-issued or delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

     H.  Repurchase Agreements

     The Portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by Pacific Life or a Portfolio Manager. Securities issued by U.S. Government agencies, and such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

     I.  General Investment Risks

     The price of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

     Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.

PACIFIC SELECT FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

     For additional risks, refer to discussions on specific types of investments in Notes 2F through 2H above.

3.  INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

     Pursuant to an Investment Advisory Agreement, Pacific Life serves as Investment Adviser to the Fund, and receives from the Portfolios the following advisory fee rates based on an annual percentage of the average daily net assets of each portfolio and the fees are accrued daily by the Portfolios:

Mid-Cap Growth	0.90%	Aggressive Growth	1.00%

     The Board approved an Advisory Fee Reduction Program (the “Program”) that may reduce the advisory fees paid to Pacific Life under the Investment Advisory Agreement. Under this Program, Pacific Life will waive a portion of its advisory fees if the Fund’s weighted average annual total return, without reflecting fees and expenses, for the most recently completed 10 calendar-year period ending December 31st (the “Advisory Fee Reduction Performance”) exceeds an annual rate of 8.00%. The amount, if any, by which the advisory fees will be reduced, will depend upon the amount by which the Advisory Fee Reduction Performance exceeds an annual rate of 8.00% and is determined at the beginning of each calendar year. A waiver of the advisory fee would apply for the period beginning May 1st of the year following the 10-calendar year period through April 30th of the following year. This process will be repeated annually until the Program expiration on April 30, 2007. There is no guarantee that Pacific Life will continue the Program after that date. Pursuant to this Program, Pacific Life has agreed to waive 0.00125% of its advisory fee for the period from May 1, 2005 through April 30, 2006 for the Portfolios.

     Pursuant to Portfolio Management Agreements, the Fund and Pacific Life engage portfolio managers under Pacific Life’s supervision for these two Portfolios, Van Kampen for the Mid-Cap Growth Portfolio and A I M Capital Management, Inc. for the Aggressive Growth Portfolio. Pacific Life, as Investment Adviser to the Fund, pays the related management fees as compensation for advisory services provided to the Fund.

     Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life provides support services to the Fund that are outside the scope of Pacific Life’s responsibilities under the Advisory Contract. Under the Agreement, the Fund compensates Pacific Life for its expenses in providing support services to the Fund in connection with various matters, including the expense of registering and qualifying the Fund on state and Federal levels, providing legal and accounting services, maintaining the Fund’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimburses Pacific Life for these support services on an approximate cost basis.

     Pursuant to an Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for the Fund, without remuneration from the Fund.

     Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as distributor of the Fund’s shares without direct remuneration from the Fund.

4.  TRUSTEE DEFERRED COMPENSATION AND RETIREMENT PLANS

     Each Independent Trustee is eligible to participate in the Deferred Compensation Plan (the “Plan”). The Plan allows each Independent Trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Fund that are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Pacific Funds. Pacific Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. Pacific Life is the Investment Adviser to Pacific Funds. A Trustee who defers compensation has the option to select credit rate options that track the performance of the Class A shares of the corresponding series of the Pacific Funds without a sales load. Accordingly, the market value appreciation/depreciation of the Trustee’s deferred compensation accounts will cause the expenses of the Fund to increase or decrease due to market fluctuation. Effective January 1, 2005, the Plan was frozen to permit no further deferrals. A new Plan was adopted to comply with section 409A of the Internal Revenue Code. The new Plan is substantially similar to the old Plan, but provides that a trustee may receive deferred amounts in the event of a disability or unforeseeable emergency. Also, the new Plan provides that a trustee may only elect to further defer amounts in a deferral account if (i) such election is made more than 12 months prior to the date such account would otherwise be paid; and (ii) the revised date of payment selected is no earlier than 5 years after the date such account would otherwise have been paid. In addition, the Fund maintains a retirement plan for certain eligible Independent Trustees. Total deferred trustee compensation liability and the present value projected retirement benefit obligations as of December 31, 2004 and June 30, 2005 are presented in the accompanying pro forma Statements of Assets and Liabilities.

5.  EXPENSE REDUCTIONS

     To help limit fund expenses, Pacific Life has contractually agreed to reduce its investment advisory fees or otherwise reimburse each portfolio, for its operating expenses (including organizational expenses, but not including advisory fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of any counsel or other persons or services retained by the Independent Trustees) that exceed an annual rate of 0.10% of a portfolio’s average daily net assets for the Portfolios through April 30, 2006. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2006. Any of such reduction or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the expense cap. All waiver or reimbursement in the

PACIFIC SELECT FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

previous years have been fully recouped or expired as of December 31, 2004. For the six-month period ended June 30, 2005, no reimbursement was required by Pacific Life.

     Effective December 13, 2004, the Securities and Exchange Commission prohibited the use of brokerage commissions to fund distribution. As a result, the Board terminated the brokerage enhancement 12b-1 plan effective December 10, 2004.

     Effective December 10, 2004, the Fund may from time to time enter into directed brokerage agreements that can reduce Fund expenses. The Portfolios may benefit because credits, cash or other compensation generated (“recaptured commissions”) through the directed brokerage transactions may be used to offset the Portfolios’ custody expenses or to pay other portfolio expenses (excluding expenses payable to affiliates). For the period from December 10, 2004 to December 31, 2004, the amount of recaptured commissions credited to the Mid-Cap Growth and Aggressive Growth Portfolios through directed brokerage transactions were $0 and $5,975, respectively. For the six-month period ended June 30, 2005, the total amount of recaptured commissions credited to the Mid-Cap Growth and Aggressive Growth Portfolios through directed brokerage transactions were $0 and $21,849, respectively.

     The Fund has entered into an arrangement with its custodian, whereby credits are realized as a result of uninvested cash balances.

     The adviser expense reimbursement, recoupment of adviser’s reimbursement, recaptured commissions, and custodian credits, if any, are presented in the accompanying pro forma Statements of Operations.

6.  SECURITIES LENDING

     The Fund may loan securities to certain brokers, dealers and other financial institutions who pay the Fund’s negotiated lenders’ fees. The Fund receives cash, letters of credit, or U.S. Government securities in an amount equal to 102% of the market value of loaned U.S. securities, including American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), and 105% of the market value of loaned foreign securities, at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral received is invested in State Street Navigator Security Prime Portfolio, a regulated investment company offered by State Street Corporation. The market values of securities loaned by the Portfolios and the collateral held for securities on loan as of December 31, 2004 and June 30, 2005, were as follows:

		Cash
	Market	Collateral	Non-Cash
	Value of	Received for	Collateral Received
	Securities	Loans	for Loans
Portfolio	on loan	Outstanding	Outstanding

As of December 31, 2004
Mid-Cap Growth	$32,689,531	$33,635,179	$-
Aggressive Growth	9,225,239	9,482,281	-

Pro Forma Combined	$41,914,770	$43,117,460	$-

As of June 30, 2005
Mid-Cap Growth	$52,681,768	$54,107,329	$-
Aggressive Growth	14,336,725	14,640,183	-

Pro Forma Combined	$67,018,493	$68,747,512	$-

     Cash collateral received for security lending transactions is presented in the respective pro forma Schedule of Investments. The related amount payable on return of the securities on loan, where cash collateral is received, is shown on the respective pro forma Statements of Assets and Liabilities. Income generated from securities lending is presented in the respective pro forma Statements of Operations.

7.  COMMITTED LINE OF CREDIT

     The Fund has an unsecured $75,000,000 committed revolving line of credit agreement. The interest rate on the borrowing is the bank’s overnight Federal funding rate, plus 0.50% (2.81% as of December 31, 2004 and 3.94% as of June 30, 2005). The Fund agrees to pay to the bank a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount up to a maximum of $75,000 annually. The commitment fees and interest incurred by the Fund are combined and presented in the accompanying pro forma Statements of Operations and allocated on each Portfolio’s net assets.

8.  FEDERAL INCOME TAX

     Each Portfolio intends to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Each Portfolio, presented in the following table, declared and paid sufficient dividends on net investment income and capital gains distributions during 2004 to qualify as a regulated investment company and is not required to pay Federal income tax under Regulation M of the Internal Revenue Code (“the Code”). Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each portfolio.

     Net capital loss carryovers and post-October capital losses, if any, as of December 31, 2004 are available to offset future realized capital gains and thereby reduce future capital gain distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers, the post-October capital and foreign currency losses deferred, and the accumulated capital and other losses as of December 31, 2004, and the aggregate cost of investments and the composition of unrealized appreciation and depreciation on investment securities for Federal income tax purposes as of June 30, 2005, were as follows:

PACIFIC SELECT FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

				Post-
				October
		Net Capital	Post-	Foreign		Total
	Net Capital	Loss	October	Currency	Accumulated	Cost on	Gross	Gross	Net
	Loss	Carryover	Capital Loss	Loss	Capital and	Tax	Unrealized	Unrealized	Unrealized
Portfolio	Carryover	Expiring in	Deferral	Deferral	Other Losses	Basis	Appreciation	Depreciation	Appreciation

Mid-Cap Growth	($38,553,708)	2010	$-	$-	($38,553,708)	$250,460,401	$32,979,733	($4,976,959)	$28,002,774
Aggressive Growth	(6,547,698)	2010	-	-	(6,547,698)	93,334,824	3,579,698	(3,036,292)	543,406

Pro Forma Combined	($45,101,406)	2010	$-	$-	($45,101,406)	$343,795,225	$36,559,431	($8,013,251)	$28,546,180

     After the Reorganization, the net capital loss carryovers and post-October capital and foreign currency losses, if any, of the Acquired Portfolio will be available to the Surviving Portfolio to offset its future capital gains and ordinary income, although the amount of these losses which may offset its future capital gains and ordinary income in any given year may be limited.

9.  CAPITAL SHARES

     The pro forma net asset value per share assumes additional shares of the Surviving Portfolio were issued in connection with the proposed acquisition of the Acquired Portfolio as of December 31, 2004 and June 30, 2005. The number of shares issued was calculated by dividing the net asset value of the Acquired Portfolio, after all the adjustments made to the pro forma operating expenses as presented in the accompanying pro forma statements of operations, by the net asset value per share of the Surviving Portfolio, net of retired shares of the Acquired Portfolio.

10.  PRO FORMA OPERATING EXPENSES

     The accompanying pro forma financial statements reflect changes in Portfolio shares if Reorganization had taken place on December 31, 2004 and June 30, 2005. The Portfolios each have a different advisory fee at an annual rate of 0.90% for the Surviving Portfolio and 1.00% for the Acquired Portfolio of the Portfolio’s average daily net assets and the pro forma statements of assets and liabilities and statements of operations reflected the reduction of advisory fees. Based upon the fact that most of the Portfolios’ other expenses (including portfolio accounting, legal, audit, printing, postage and mailing, and trustees fees and expenses) are allocated among the Portfolios in proportion to their relative average daily net assets, the reduction in total net other operating expenses before reorganization expense assuming the Surviving Portfolio’s operating structure was in effect for the year ended December 31, 2004 and for the six-month period ended June 30, 2005, was considered immaterial to the pro forma combined financials.

11.  REORGANIZATION EXPENSES

     Reorganization costs are estimated at approximately $114,000 and half of these expenses are included in the pro forma statements of operations as an adjustment. These costs represent the estimated expenses of both Portfolios carrying out their obligations under the Reorganization and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed Reorganization. Pacific Life will bear half the cost of the Reorganization. The Portfolios will bear the other half of the expenses relating to the proposed Reorganizations, including but not limited to, the costs of proxy solicitation and any necessary filings with the Securities and Exchange Commissions, which will be shared equally by the Portfolios as of the close of business on the record date.

12.  INDEMNIFICATIONS

     Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Fund. In addition, effective June 8, 2005, the Fund entered into an agreement with each of the Trustees which provides that the Trust will indemnify and hold harmless each Trustee against any expenses actually and reasonably incurred by any Trustee in any proceeding arising out of or in connection with the Trustee’s services to the Fund, to the fullest extent permitted by the Declaration of Trust and By-Laws of the Trust of the Fund, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Fund enters into contracts with service providers and others that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Fund and/or the Trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

VOTING INSTRUCTION          PACIFIC SELECT FUND          VOTING INSTRUCTION
SPECIAL MEETING OF SHAREHOLDERS —MARCH 29, 2006
The undersigned owner of a variable life insurance policy or variable annuity contract (collectively, “variable contracts”) issued or administered by Pacific Life Insurance Company (“Pacific Life”) and funded by separate accounts of Pacific Life and Pacific Life & Annuity Company (“PL&A”), hereby instructs Pacific Life and PL&A, on behalf of the pertinent separate accounts, to vote the shares of the Portfolios listed below, of the Pacific Select Fund, (the “Fund”) attributable to his or her variable contract at the special meeting of shareholders of the Fund to be held at 9:00 a.m., Pacific time, on March 29, at 700 Newport Center Drive, Newport Beach, California, 92660, and at any adjournment thereof, as indicated, with respect to the matters referred to in the proxy statement for the meeting, and in the discretion of Pacific Life and PL&A upon such other matters as may properly come before the meeting or any adjournment thereof. THIS VOTING INSTRUCTION IS SOLICITED BY THE BOARD OF TRUSTEES OF THE FUND. The Board of Trustees recommends a vote FOR all proposals.

VOTE VIA THE INTERNET: https://vote.proxy-direct.com VOTE VIA THE TELEPHONE: 1-866-837-1894

999 9999 9999

If voting by mail, please date and sign. All designated owners of the variable contract(s) represented by this voting instruction must sign hereon. If signing as an attorney, executor, trustee, guardian or other representative or as an officer of a corporation or partnership, please add title as such. Receipt of the Notice of Meeting and Proxy Statement is hereby acknowledged.

Signature of Contract Owner

Signature of Contract Owner (other) (if held jointly)

________________________________________________, 2006 Date
VOTING OPTIONS
Read your proxy statement and have it at hand when voting.
If you vote on the Internet or by telephone, you need not return this voting instruction.
VOTING INSTRUCTIONS MUST BE RECEIVED BY 8:00 A.M. EASTERN TIME ON MARCH 29, 2006
Voting Instructions completed by mail must be sent to the address shown on the postage paid envelope provided. If votes are not marked, this Voting Instruction will be voted FOR the Proposal. If this voting instruction is not properly executed when voting by mail, or if you do not vote at all, your votes will be cast by Pacific Life or PL&A on behalf of the pertinent separate account in the same proportion as it votes shares held by that separate account for which it has received instructions.

The Board of Trustees recommends a vote FOR the proposal.
PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ■

	FOR	AGAINST	ABSTAIN
To approve a Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Aggressive Growth Portfolio by the Mid-Cap Growth Portfolio.	☐	☐	☐
PLEASE SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

PART C: OTHER INFORMATION
Item 15. Indemnification
     Reference is made to Article V of the Registrant’s Declaration of Trust.
     Article V of the Registrant’s Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registrant’s registration statement provides for indemnification of the Registrant’s trustees and/or officers for certain liabilities. Certain agreements to which the Registrant is a party filed as an exhibit to the Registrant’s registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent permitted by the Registrant’s Agreement and Declaration of Trust, By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933 and the Investment Company Act of 1940, and which provide for certain procedures in connection with such advancement of expenses and indemnification.
     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.
Item 16. Exhibits

(1)	(a)(1)	Agreement and Declaration of Trust[2]

	(a)(2)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – I-Net Tollkeeper[5]

	(a)(3)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Focused 30 and Strategic Value[5]

	(a)(4)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Bond and Income[6]

	(a)(5)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[6]

	(a)(6)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Large-Cap Core[7]

	(a)(7)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Equity Income and Research[7]

	(a)(8)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Small-Cap Equity, International Value and Inflation Managed[9]

	(a)(9)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Real Estate[9]

	(a)(10)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Main Street Core, Short Duration Bond, Small-Cap Value and Comstock[12]

	(a)(11)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Telecommunications, Global Growth and Research[16]

	(a)(12)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Small-Cap Equity[17]

	(a)(13)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income[19]

	(a)(14)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – I-Net Tollkeeper[20]

	(a)(15)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Aggressive Growth[19]

	(a)(16)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Large-Cap Growth[21]

	(b)	Instruments Defining Rights of Holders of Securities[1]

(2)		By-Laws[21]

(3)		Not Applicable

(4)		Form of Plan of Reorganization is included herein.

(5)		See Exhibits 1 and 2

(6)	(a)	Investment Advisory Agreement with Addendums – Equity Index, Growth LT, Equity and Bond and Income[1]

	(a)(1)	Addendum to Advisory Agreement – Large-Cap Value, Mid-Cap Value, Small-Cap Index and REIT[13]

	(a)(2)	Addendum to Advisory Agreement – International Large-Cap and Diversified Research[2]

	(a)(3)	Addendum to Advisory Agreement – I-Net Tollkeeper[3]

	(a)(4)	Addendum to Advisory Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, Blue Chip and International Value[6]

	(a)(5)	Addendum to Advisory Agreement – Equity Income and Research[8]

	(a)(6)	Amendment to Advisory Agreement – I-Net Tollkeeper[9]

	(a)(7)	Amendment to Advisory Agreement – Emerging Markets[13]

	(a)(8)	Addendum to Advisory Agreement – Small-Cap Value and Short Duration Bond[12]

	(a)(9)	Addendum to Advisory Agreement – Emerging Markets and Aggressive Equity[13]

	(a)(10)	Addendum to Advisory Agreement – Focused 30 and Strategic Value[13]

	(a)(11)	Amendment to Advisory Agreement – I-Net Tollkeeper[13]

	(a)(12)	Addendum to Advisory Agreement – Telecommunications, Global Growth and Research[14]

	(a)(13)	Addendum to Advisory Agreement – Small-Cap Equity[19]

	(a)(14)	Amended and Restated Investment Advisory Agreement[18]

	(a)(15)	Advisory Fee Waiver Agreement – American Funds Growth and American Funds Growth-Income[19]

	(a)(16)	Schedule A to Advisory Agreement – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income[20]

	(a)(17)	Advisory Fee Reduction Agreement[21]

	(a)(18)	Master Feeder Addendum to the Amended and Restated Advisory Agreement[19]

	(a)(19)	Schedule A to Advisory Agreement – Large-Cap Growth Portfolio[21]

(6)	(b)	Portfolio Management Agreement – Capital Guardian Trust Company[1]

(6)	(b)(1)	Portfolio Management Agreement – Capital Guardian Trust Company[2]

(6)	(b)(2)	Amendment to Portfolio Management Agreement – Capital Guardian Trust Company[18]

(6)	(b)(3)	Fee Schedule to Portfolio Management Agreement[18]

(6)	(c)	Portfolio Management Agreement – Janus Capital Management LLC[9]

(6)	(c)(1)	Amendment to Portfolio Management Agreement – Janus Capital Management LLC[18]

(6)	(c)(2)	Fee Schedule to Portfolio Management Agreement – Janus Capital Management LLC[20]

(6)	(d)	Portfolio Management Agreement – Van Kampen[13]

(6)	(e)	Portfolio Management Agreement – Goldman Sachs Asset Management L.P.[12]

(6)	(e)(1)	Fee Schedule to Portfolio Management Agreement – Goldman Sachs Asset Management, L.P.[15]

(6)	(e)(2)	Fee Schedule to Portfolio Management Agreement – Goldman Sachs Asset Management, L.P. [20]

(6)	(e)(3)	Portfolio Management Agreement – Goldman Sachs Asset Management, L.P. [21]

(6)	(f)	Portfolio Management Agreement – Pacific Investment Management Company LLC[13]

(6)	(f)(1)	Amendment to Portfolio Management Agreement – Pacific Investment Management Company LLC[6]

(6)	(f)(2)	Amendment to Portfolio Management Agreement – Pacific Investment Management Company LLC[17]

(6)	(g)	Portfolio Management Agreement – Salomon Brothers Asset Management Inc[13]

(6)	(g)(1)	Amendment to Portfolio Management Agreement – Salomon Brothers Asset Management Inc[18]

(6)	(g)(2)	Portfolio Management Agreement – Salomon Brothers Asset Management Inc[21]

(6)	(h)	Portfolio Management Agreement – Lazard Asset Management LLC[13]

(6)	(h)(1)	Portfolio Management Agreement – Lazard Asset Management LLC[6]

(6)	(h)(2)	Fee Schedule to Portfolio Management Agreement – Lazard Asset Management LLC[15]

(6)	(h)(3)	Fee Schedule to Portfolio Management Agreement – Lazard Asset Management LLC[15]

(6)	(h)(4)	Amendment to Portfolio Management Agreement – Lazard Asset Management LLC[20]

(6)	(h)(5)	Notice of and Consent to Assignment of Sub-Advisory Agreement – Lazard Asset Management LLC[20]

(6)	(h)(6)	Form of Agreement Regarding continuation of Sub-Advisory Agreements – Lazard Asset Management LLC[20]

(6)	(i)	Portfolio Management Agreement – Mercury Advisors[2]

(6)	(i)(1)	Amendment to Portfolio Management Agreement – Mercury Advisors[18]

(6)	(j)	Portfolio Management Agreement – AIM Capital Management, Inc.[6]

(6)	(j)(1)	Fee Schedule to Portfolio Management Agreement – AIM Capital Management, Inc.[12]

(6)	(j)(2)	Amendment to Portfolio Management Agreement – AIM Capital Management, Inc. [18]

(6)	(j)(3)	Fee Schedule to Portfolio Management Agreement – AIM Capital Management, Inc. [18]

(6)	(k)	Portfolio Management Agreement – INVESCO Funds Group, Inc.[6]

(6)	(k)(1)	Form of Fee Schedule to Portfolio Management Agreement – INVESCO Funds Group, Inc.[13]

(6)	(k)(2)	Notice of and Consent to Assignment of Sub-Advisory Agreement – INVESCO Institutional (N.A.), Inc. [20]

(6)	(l)	Portfolio Management Agreement – MFS Investment Management[6]

(6)	(l)(1)	Fee Schedule to Portfolio Management Agreement – MFS Investment Management[17]

(6)	(l)(2)	Amendment to Portfolio Management Agreement – MFS Investment Management[21]

(6)	(m)	Portfolio Management Agreement – Putnam Investment Management, LLC[8]

(6)	(n)	Portfolio Management Agreement – OppenheimerFunds, Inc.[12]

(6)	(n)(1)	Amendment to Portfolio Management Agreement – OppenheimerFunds, Inc. [18]

(6)	(o)	Portfolio Management Agreement – NFJ Investment Group L.P.

(6)	(o)(1)	Amendment to Portfolio Management Agreement – NFJ Investment Group L.P. [21]

(6)	(p)	Portfolio Management Agreement – Columbia Management Advisors, Inc. [20]

(6)	(p)(1)	Form of Notice and Consent of Portfolio Management Agreement – Columbia Management Advisors, Inc. [20]

(6)	(q)	Portfolio Management Agreement – Jennison Associates[20]

(6)	(r)	Portfolio Management Agreement – Neuberger Berman Management Inc. [20]

(6)	(s)	Portfolio Management Agreement – Vaughan Nelson Investment Management[20]

(6)	(t)	Form of Portfolio Management Agreement – Loomis, Sayles & Co, L.P. [20]

(7)	(a)(1)	Distribution Agreement[2]

(7)	(a)(2)	Addendum to Distribution Agreement – I-Net Tollkeeper[3]

(7)	(a)(3)	Addendum to Distribution Agreement – Focused 30 and Strategic Value[5]

(7)	(a)(4)	Exhibit A to Distribution Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[6]

(7)	(a)(5)	Exhibit A to Distribution Agreement – Equity Income and Research[8]

(7)	(a)(6)	Exhibit A to Distribution Agreement – Main Street Core[10]

(7)	(a)(7)	Exhibit A to Distribution Agreement – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[12]

(7)	(a)(8)	Exhibit A to Distribution Agreement – Telecommunications, Global Growth, and Research[14]

(7)	(a)(10)	Exhibit A to Distribution Agreement – Small-Cap Equity[18]

(7)	(a)(11)	Exhibit A to Distribution Agreement – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income[20]

(7)	(a)(12)	Exhibit A to Distribution Agreement – Large-Cap Growth Portfolio[21]

(7)	(a)(13)	Form of Distribution Agreement[20]

(8)	(a)	Amended and Restated Trustees’ Deferred Compensation Plan[10]

(8)	(a)(1)	Amended and Restated Trustees’ Deferred Compensation Plan – 2004[18]

(8)	(a)(2)	Trustees’ Deferred Compensation Plan – 2005[18]

(9)	(a)(2)	Custody and Investment Accounting Agreement[10]

(9)	(a)(3)	Exhibit A to Custody and Investment Accounting Agreement – Equity Income and Research[9]

(9)	(a)(4)	Amendment to Custody and Investment Accounting Agreement[13]

(9)	(a)(5)	Form of Financial Services Agreement[11]

(9)	(a)(6)	Exhibit A to Custody Agreement – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[12]

(9)	(a)(7)	Exhibit A to Custody Agreement – Telecommunications, Global Growth and Research[15]

(9)	(a)(8)	Exhibit A to Custody Agreement – Small-Cap Equity[18]

(9)	(a)(9)	Exhibit A to Custody Agreement – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income[20]

(9)	(a)(10)	Form of Exhibit A to Custody Agreement – Large-Cap Growth Portfolio[20]

(10)	Not Applicable

(11)	Opinion and Consent of Counsel

(12)	To be filed by Post Effective Amendment

(13)	Not Applicable

(14)	Consent of Independent Auditors filed herewith

(15)	Not Applicable

(16)	Power of Attorney

(17)	Not Applicable

[1]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

[2]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.

[3]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.

[4]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-001495 filed on July 14, 2000 and incorporated by reference herein.

[5]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-002163 filed on October 18, 2000 and incorporated by reference herein.

[6]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-01-000433 filed on February 27, 2001 and incorporated by reference herein.

[7]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-01-502973 filed on October 15, 2001 and incorporated by reference herein.

[8]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-01-500980 filed on December 27, 2001 and incorporated by reference herein.

[9]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-02-001726 filed on October 7, 2002 and incorporated by reference herein.

[10]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-02-002145 filed on December 18, 2002 and incorporated by reference herein.

[11]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-03-000155 filed on February 7, 2003 and incorporated by reference herein.

[12]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-03-001028 filed on April 30, 2003 and incorporated by reference herein.

[13]	Included in Registrant’s Form Type N1A/A, Accession No. 0001193125-03-057905 filed on October 3, 2003 and incorporated by reference herein.

[14]	Included in Registrant’s Form Type N1A/B, Accession No. 0001193125-03-095803 filed on December 17, 2003 and incorporated by reference herein.

[15]	Included in Registrant’s Form Type N1A/A, Accession No. 0000892569-04-000214 filed on February 24, 2004 and incorporated by reference herein.

[16]	Included in Registrant’s Form Type N1A/B, Accession No. 0000892569-04-000515 on April 23, 2004 and incorporated by reference herein.

[17]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-04-000885 field on October 15, 2004 and incorporated by reference herein.

[18]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-05-000013 filed on January 26, 2005 and incorporated by reference herein.

[19]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-05-000301 filed April 28, 2005 and incorporated by reference herein.

[20]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-05-000875 filed October 7, 2005 and incorporated by reference herein.

[21]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-05-001205 filed December 9, 2005 and incorporated by reference herein.

Item 17. Undertakings
     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
     (3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES
As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Newport Beach and State of California, on the 16th day of December, 2005.

PACIFIC SELECT FUND
By:
James T. Morris*
President

*By:	/s/ Robin S. Yonis Robin S. Yonis, as attorney-in-fact pursuant to power of attorney filed herewith.

SIGNATURES
     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

	Chairman Chief Executive Officer and Trustee	December 16, 2005
Thomas C. Sutton*	(Chief Executive Officer)

	President (Chief Insurance Officer and Executive Vice President)	December 16, 2005
James T. Morris*

	Vice President and Treasurer	December 16, 2005
Brian D. Klemens*	(Vice President and Treasurer)

	Trustee	December 16, 2005
Richard L. Nelson*

	Trustee	December 16, 2005
Lyman W. Porter*

	Trustee	December 16, 2005
Alan Richards*

	Trustee	December 16, 2005
Lucie H. Moore*

	Trustee	December 16, 2005
G. Thomas Willis*

	Trustee	December 16, 2005
Frederick L. Blackmon*

	Trustee	December 16, 2005
Nooruddin S. Veerjee*

* By:	/s/ Robin S. Yonis	December 16, 2005

Robin S. Yonis, as attorney-in-fact pursuant to power of attorney filed herewith.

Pacific Select Fund Power of Attorney
The undersigned Trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, David R. Carmichael, Jeffrey S. Puretz, Douglas P. Dick, Laurene E. MacElwee, and Katayoun Mobedshahi each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund related to the above.
The undersigned Trustees and officers of Pacific Funds hereby execute this Power of Attorney effective the 14th day of November, 2005.

NAME	TITLE

/s/ Thomas C. Sutton Thomas C. Sutton	Chairman, Chief Executive Officer and Trustee

/s/ James T. Morris James T. Morris	President

/s/ Brian D. Klemens Brian D. Klemens	Vice President and Treasurer

/s/ Frederick L. Blackmon Frederick L. Blackmon	Trustee

/s/ Richard L. Nelson Richard L. Nelson	Trustee

/s/ Lyman W. Porter Lyman W. Porter	Trustee

/s/ Alan Richards Alan Richards	Trustee

/s/ Lucie H. Moore Lucie H. Moore	Trustee

/s/ G. Thomas Willis G. Thomas Willis	Trustee

/s/ Nooruddin S. Veerjee Nooruddin S. Veerjee	Trustee

EXHIBIT INDEX

ITEM NO.	DESCRIPTION
(11)	Opinion and Consent of Counsel
(14)	Independent Auditor’s Consent